As filed with the Securities and Exchange Commission on April 30, 2003.
                                                   1933 Act File No:  333-86933
                                                   1940 Act File No:  811-09577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                                  [ ]
                                            ----
         Post-Effective Amendment No.         5                       [X]
                                            ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       6                                        [X]
                            ---

                            JNLNY Separate Account II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
--------------------------------------------------------------------------------

With a copy to:

         Susan S. Rhee
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
           Insurance Company                1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2003 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            JNLNY SEPARATE ACCOUNT II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                  Caption in Prospectus or
                                                  Statement of Additional
                                                  Information relating to
N-4 Item                                          each Item
--------                                          ------------------------------

Part A.  Information Required in a Prospectus     Prospectus
-------  ------------------------------------     ----------

1.    Cover Page                                  Cover Page

2.    Definitions                                 Not Applicable

3.    Synopsis                                    Key Facts; Fee Tables

4.    Condensed Financial Information             Appendix A

5.    General Description of Registrant,          The Company; The
      Depositor and Portfolio Companies           Separate Account;
                                                  Investment Portfolios

6.    Deductions                                  Contract Charges

7.    General Description of Variable             The Annuity Contract;
      Annuity Contracts                           Purchases; Transfers;
                                                  Access To Your Money;
                                                  Income Payments (The
                                                  Income Phase); Death
                                                  Benefit; Other
                                                  Information

8.    Annuity Period                              Income Payments (The
                                                  Income Phase)

9.    Death Benefit                               Death Benefit

10.   Purchases and Contract Value                Contract Charges; Purchases

11.   Redemptions                                 Key Facts; Access To Your
                                                  Money

12.   Taxes                                       Taxes

13.   Legal Proceedings                           Other Information

14.   Table of Contents of the Statement of       Table of Contents of the
      Additional Information                      Statement of Additional
                                                  Information


         Information Required in a Statement of   Statement of
Part B.  Additional Information                   Additional Information
-------  ----------------------                   ----------------------

15.   Cover Page                                  Cover Page

16.   Table of Contents                           Table of Contents

17.   General Information and History             General Information
                                                  and History

18.   Services                                    Services

19.   Purchase of Securities Being Offered        Purchase of Securities
                                                  Being Offered

20.   Underwriters                                Underwriters

21.   Calculation of Performance Data             Calculation of
                                                  Performance

22.   Annuity Payments                            Income Payments; Net
                                                  Investment Factor

23.   Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

                              PERSPECTIVE ADVISORS
                           FIXED AND VARIABLE ANNUITY
                                    Issued by

            Jackson National Life Insurance Company of New YorkSM and

                            JNLNY Separate Account II

o    Individual and group, single premium deferred annuity


o 2 guaranteed fixed accounts that offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY) (the "guaranteed fixed accounts"), as may be made available by us, or as may be otherwise limited by us

o    Investment Divisions which purchase shares of the following mutual Funds:

        JNL Series Trust
                AIM/JNL Large Cap Growth Fund
                AIM/JNL Small Cap Growth Fund
                AIM/JNL Premier Equity II Fund
                Alliance Capital/JNL Growth Fund
                JPMorgan/JNL International Value Fund
                Janus/JNL Aggressive Growth Fund
                Janus/JNL Growth & Income Fund
                Lazard/JNL Mid Cap Value Fund
                Lazard/JNL Small Cap Value Fund
                Oppenheimer/JNL Global Growth Fund
                Oppenheimer/JNL Growth Fund
                PIMCO/JNL Total Return Bond Fund
                PPM America/JNL Money Market Fund
                Putnam/JNL Equity Fund
                Putnam/JNL International Equity Fund
                Putnam/JNL Midcap Growth Fund
                Putnam/JNL Value Equity Fund
                S&P/JNL Conservative Growth Fund II
                S&P/JNL Moderate Growth Fund II
                S&P/JNL Aggressive Growth Fund II
                S&P/JNL Very Aggressive Growth Fund II
                S&P/JNL Equity Growth Fund II
                S&P/JNL Equity Aggressive Growth Fund II
                Salomon Brothers/JNL Balanced Fund
                Salomon Brothers/JNL Global Bond Fund
                Salomon Brothers/JNL High Yield Bond Fund
                T. Rowe Price/JNL Mid-Cap Growth Fund


      WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT
                        FEATURES, BENEFITS AND CHARGES.

        THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS
            FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF
             THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT
                                   OTHERWISE.


  EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY
         WILL NO LONGER BE AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS
            (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.

--------------------------------------------------------------------------------

   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------



                                   May 1, 2003

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P(R).


"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                TABLE OF CONTENTS

Key Facts................................................................    1

Fee Table................................................................    3

The Annuity Contract.....................................................    6

The Company..............................................................    6

The Guaranteed Fixed Accounts............................................    6

The Separate Account.....................................................    7

Investment Divisions.....................................................    7

Contract Charges.........................................................    9


Purchases................................................................   10


Transfers................................................................   11

Access to Your Money.....................................................   11

Income Payments (The Income Phase).......................................   12

Death Benefit............................................................   13

Taxes....................................................................   14

Other Information........................................................   15

Privacy
Policy...................................................................   22

Table of Contents of the Statement of Additional Information.............   18

                 (This page has been intentionally left blank.)

                                    KEY FACTS

--------------------------------------------------------------------------------
Annuity Service Center:        1 (800) 599-5651

         Mail Address:         P.O. Box 0809, Denver, Colorado  80263-0809

         Delivery Address:     8055 East Tufts Avenue, Second Floor, Denver,
                               Colorado  80237

Institutional Marketing
  Group Service Center:        1 (800) 777-7779

         Mail Address:         P.O. Box 30386, Lansing, Michigan  48909-9692

         Delivery Address:     1 Corporate Way, Lansing, Michigan  48951
                               Attn:  IMG

Home Office:                   2900 Westchester Avenue, Purchase, New York
                               10577
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

THE ANNUITY CONTRACT

The single premium fixed and variable annuity Contract offered by Jackson National NY provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed accounts of Jackson National NY, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions (the "Allocation Options"). There may be periods when we do not offer any fixed accounts, or impose special transfer requirements on the fixed accounts. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You can put money into any of the Allocation Options but you may not put your money in more than 18 of the variable options plus the guaranteed fixed accounts during the life of your Contract.


--------------------------------------------------------------------------------

EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual Contract maintenance charge from your Contract.

There are also investment charges which are expected to range, on an annual basis, from .20% to 1.21% of the average daily value of a Funds, depending on the Fund.


--------------------------------------------------------------------------------

PURCHASES

You can buy a Contract for $25,000 or more. You cannot add subsequent premiums to your Contract. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed accounts. We reserve the right to refuse any premium payment.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------

INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.


--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.


--------------------------------------------------------------------------------

FREE LOOK

You may return your Contract to the selling agent or to Jackson National NY within 20 days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account. We will determine the contract value in the Investment Divisions as of the date the Contract is received by Jackson National NY or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.


--------------------------------------------------------------------------------

TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                                    FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy the Contract, receive income payments or transfer cash value between Allocation Options. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES(1)

          WITHDRAWAL CHARGE:
          None

          TRANSFER FEE:

          $25 for each transfer in excess of 15 in a Contract year




          COMMUTATION FEE(2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         CONTRACT MAINTENANCE CHARGE: $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.50%

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:  .69%

Maximum: 1.41%


FUND ANNUAL EXPENSES
(as a percentage of a Fund's average net assets)




                                                                   Management         Estimated                    Total Fund
                                                                and Administrative   Distribution      Other         Annual
                                                                       Fee           (12b-1) Fees*    Expenses      Expenses
-------------------------------------------------------------- --------------------- -------------- ------------ ---------------
AIM/JNL Large Cap Growth Fund                                       1.10%                 .05%           0%            1.15%
AIM/JNL Small Cap Growth Fund                                       1.15%                 .02%           0%            1.17%
AIM/JNL Premier Equity II Fund                                      1.05%                 .04%           0%            1.09%
Alliance Capital/JNL Growth Fund                                    0.88%                 .01%           0%            0.89%
JPMorgan/JNL International Value Fund                               1.08%                   0%           0%            1.08%
Janus/JNL Aggressive Growth Fund                                    1.02%                 .08%           0%            1.10%
Janus/JNL Global Equities Fund**                                    1.07%                 .03%           0%            1.10%
Janus/JNL Growth & Income Fund                                      1.05%                 .02%           0%            1.07%
Lazard/JNL Mid Cap Value Fund                                       1.08%                 .04%           0%            1.12%
Lazard/JNL Small Cap Value Fund                                     1.14%                 .03%           0%            1.17%
Oppenheimer/JNL Global Growth Fund                                  1.05%                   0%           0%            1.05%
Oppenheimer/JNL Growth Fund                                         1.00%                   0%           0%            1.00%
PIMCO/JNL Total Return Bond Fund                                    0.80%                   0%           0%            0.80%
PPM America/JNL Money Market Fund                                   0.69%                   0%           0%            0.69%
Putnam/JNL Equity Fund                                              0.99%                 .06%           0%            1.05%
Putnam/JNL International Equity Fund                                1.18%                 .03%           0%            1.21%
Putnam/JNL Midcap Growth Fund                                       1.05%                 .05%           0%            1.10%
Putnam/JNL Value Equity Fund                                        0.98%                 .03%           0%            1.01%
S&P/JNL Conservative Growth Fund II***                              0.20%                   0%           0%            0.20%
S&P/JNL Moderate Growth Fund II***                                  0.20%                   0%           0%            0.20%
S&P/JNL Aggressive Growth Fund II***                                0.20%                   0%           0%            0.20%
S&P/JNL Very Aggressive Growth Fund II***                           0.20%                   0%           0%            0.20%
S&P/JNL Equity Growth Fund II***                                    0.20%                   0%           0%            0.20%
S&P/JNL Equity Aggressive Growth Fund II***                         0.20%                   0%           0%            0.20%
Salomon Brothers/JNL Balanced Fund                                  0.90%                   0%           0%            0.90%
Salomon Brothers/JNL Global Bond Fund                               0.95%                   0%           0%            0.95%
Salomon Brothers/JNL High Yield Bond Fund                           0.90%                   0%           0%            0.90%
T. Rowe Price/JNL Mid-Cap Growth Fund                               1.03%                 .01%           0%            1.04%



Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Oppenheimer/JNL Global Growth Fund and the Putnam/JNL International Equity Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Administrative Fees are paid to Jackson National Asset Management, LLC. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.



* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


** The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II, and the S&P/JNL Equity Aggressive Growth Fund II.


*** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.


The total annual operating expenses for each S&P/JNL Funds (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .89% to 1.41% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Fund based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         S&P/JNL Conservative Growth Fund II..............1.141%
         S&P/JNL Moderate Growth Fund II..................1.162%
         S&P/JNL Aggressive Growth Fund II................1.185%
         S&P/JNL Very Aggressive Growth Fund II...........1.218%
         S&P/JNL Equity Growth Fund II....................1.210%
         S&P/JNL Equity Aggressive Growth Fund II.........1.217%

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses. Based on these assumptions, your costs would be:

1 year            3 years           5 years          10 years
$297              $910              $1,548           $3,261

The following examples include minimum fund fees and expenses. Based on these assumptions, your costs would be:

1 year            3 years           5 years          10 years
$225              $694              $1,190           $2,554




EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Funds. Premium taxes may also apply.

The examples reflect the Contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS.  An accumulation unit value history is provided below.

ACCUMULATION UNIT VALUES

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     2002            2001          2000 (a)
                                                                     ----            ----          --------

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   N/A(b)          N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              N/A(b)          N/A(b)          N/A(b)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   N/A(b)          N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              N/A(b)          N/A(b)          N/A(b)

AIM/JNL Small Cap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   $7.56           N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                                0             N/A(b)          N/A(b)

Alliance Capital/JNL Growth Division (f)
  Accumulation unit value:
    Beginning of period                                             $7.86           $9.34           $10.00
    End of period                                                   $5.34           $7.86           $9.34
  Accumulation units
outstanding
  at the end of period                                                0              607             607

JPMorgan/JNL International Value Division (n)
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   $7.21           N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                               400            N/A(b)          N/A(b)

Janus/JNL Aggressive Growth Division (f)
  Accumulation unit value:
    Beginning of period                                             $6.36           $9.25           $10.00
    End of period                                                   $4.40           $6.36           $9.25
  Accumulation units
outstanding
  at the end of period                                              1,630           1,534           1,535

Janus/JNL Growth & Income Division (e)
  Accumulation unit value:
    Beginning of period                                             $8.38           $9.84           $10.00
    End of period                                                   $6.46           $8.38           $9.84
  Accumulation units
outstanding
  at the end of period                                              2,647           13,082           897

Lazard/JNL Mid-Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                             $11.66          $10.46          $10.00
    End of period                                                   $9.87           $11.66          $10.46
  Accumulation units
outstanding
  at the end of period                                               607             607             607

Lazard/JNL Small Cap Value Division (o)
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   $7.65           N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              1,132           N/A(b)          N/A(b)

Oppenheimer/JNL Global Growth Divison
  Accumulation unit value:
    Beginning of period                                             $10.25          $10.00          N/A(l)
    End of period                                                   $7.85           $10.25          N/A(l)
  Accumulation units
outstanding
  at the end of period                                               101              0             N/A(l)

Oppenheimer/JNL Growth Division (p)
  Accumulation unit value:
    Beginning of period                                             $10.03          $10.00          N/A(k)
    End of period                                                   $7.38           $10.03          N/A(k)
  Accumulation units
outstanding
  at the end of period                                                0               0             N/A(k)

PIMCO/JNL Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                             $10.51          $10.00          N/A(j)
    End of period                                                   $11.27          $10.51          N/A(j)
  Accumulation units
outstanding
  at the end of period                                              6,171           5,264           N/A(j)

PPM America/JNL Money Market Fund Division
  Accumulation unit value:
    Beginning of period                                             $10.15          $10.00          N/A(h)
    End of period                                                   $10.10          $10.15          N/A(h)
  Accumulation units
outstanding
  at the end of period                                              28,906          89,756          N/A(h)

Putnam/JNL Equity Division (e)
  Accumulation unit value:
    Beginning of period                                             $7.17           $9.71           $10.00
    End of period                                                   $5.36           $7.17           $9.71
  Accumulation units
outstanding
  at the end of period                                              2,114           9,514           1,833

Putnam/JNL International Equity Division (f)
  Accumulation unit value:
    Beginning of period                                             $8.04           $10.24          $10.00
    End of period                                                   $6.29           $8.04           $10.24
  Accumulation units
outstanding
  at the end of period                                              4,714           4,715           1,437

Putnam/JNL Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                             $7.37           $10.24          $10.00
    End of period                                                   $5.13           $7.37           $10.24
  Accumulation units
outstanding
  at the end of period                                               698             699             700

Putnam/JNL Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                             $9.52           $10.31          $10.00
    End of period                                                   $7.51           $9.52           $10.31
  Accumulation units
outstanding
  at the end of period                                              17,886          17,447          5,012

S&P/JNL Conservative Growth Division II (c)
  Accumulation unit value:
    Beginning of period                                             $8.70           $9.50           $10.00
    End of period                                                   $7.48           $8.70           $9.50
  Accumulation units
outstanding
  at the end of period                                             100,759         113,808          14,416

S&P/JNL Moderate Growth Division II
  Accumulation unit value:
    Beginning of period                                             $9.19           $10.00          N/A(j)
    End of period                                                   $7.65           $9.19           N/A(j)
  Accumulation units
outstanding
  at the end of period                                                0             8,342           N/A(j)

S&P/JNL Aggressive Growth Division II (q)
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   $7.68           N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              3,925           N/A(b)          N/A(b)

S&P/JNL Very Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   N/A(b)          N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              N/A(b)          N/A(b)          N/A(b)

S&P/JNL Equity Growth Division II
  Accumulation unit value:
    Beginning of period                                             $9.99           $10.00          N/A(i)
    End of period                                                   $7.28           $9.99           N/A(i)
  Accumulation units
outstanding
  at the end of period                                              7,013           7,306           N/A(i)

S&P/JNL Equity Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   N/A(b)          N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              N/A(b)          N/A(b)          N/A(b)

Salomon Brothers/JNL Balanced Division (e)
  Accumulation unit value:
    Beginning of period                                             $10.04          $10.25          $10.00
    End of period                                                   $9.17           $10.04          $10.25
  Accumulation units
outstanding
  at the end of period                                              9,980           13,290            0

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   N/A(b)          N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              N/A(b)          N/A(b)          N/A(b)

Salomon Brothers/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                             N/A(b)          N/A(b)          N/A(b)
    End of period                                                   N/A(b)          N/A(b)          N/A(b)
  Accumulation units
outstanding
  at the end of period                                              N/A(b)          N/A(b)          N/A(b)

T.Rowe Price/JNL Mid-Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                             $10.00          $10.31          $10.00
    End of period                                                   $7.69           $10.00          $10.31
  Accumulation units
outstanding
  at the end of period                                              1,020            911             911

(a)  The Separate Account commenced operations on September 1, 2000.

(b) These investment divisions had not commenced operations as of December 31, 2001.

(c) The S&P/JNL Conservative Growth Division commenced operations on November 3, 2000.

(d) The Putnam/JNL Value Equity Division commenced operations on November 17, 2000.

(e) Each of the Janus/JNL Growth & Income Division, Putnam/JNL Equity Division, Salomon Brothers/JNL Balanced Division commenced operations on November 27, 2000.

(f) Each of the Alliance Capital/JNL Growth Portfolio Division, Janus/JNL Aggressive Growth Division, Putnam/JNL International Equity Division,
     Lazard/JNL Mid Cap Value Division, T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on December 14, 2000.

(g) The Putnam/JNL Midcap Growth Division commenced operations on December 19, 2000.

(h) The PPM America/JNL Money Market Division commenced operations on February 12, 2001.

(i)  The S&P/JNL Equity Growth Division commenced operations on March 28, 2001.

(j) The PIMCO/JNL Total Return Bond Division and the S&P/JNL Moderate Growth Division II commenced operations on June 7, 2001.

(k)  The  Oppenheimer/JNL  Growth  Division  commenced  operations on August 15,
     2001.

(l) The Oppenheimer/JNL Global Growth Division commenced operations on December 14, 2001.

(m)  The AIM/JNL Small Cap Growth Division commenced operations on May 8, 2002.

(n) The JPMorgan/JNL International Value Division commenced operations on April 22, 2002.

(o)  The Lazard/JNL  Small Cap Value Division  commenced  operations on April 1,
     2002.

(p)  The  Oppenheimer/JNL  Growth  Division  commenced  operations on August 15,
     2001.

(q) The S&P/JNL Aggressive Growth Division commenced operations on January 7, 2002.


The consolidated balanced sheets of Jackson National Life Insurance Company of New York and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002, and the financial statements of assets and liabilities and Contract owners' equity of Jackson National NY's JNLNY Separate Account II as of December 31, 2002, and the related statements of operations for the year then ended and the statements of changes in Contract owners' equity for each of the two years in the period then ended are included in the SAI.

The separate account's financial statements and the financial statements of Jackson National NY have been audited by KPMG LLP, independent accountants.


                              THE ANNUITY CONTRACT


The fixed and variable annuity Contract offered by Jackson National NY is a Contract between you, the owner, and Jackson National NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts, as may be made available by us, or as may be otherwise limited by us. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The owner (or the joint owners) can exercise all the rights under the Contract. You can assign the Contract at any time before the income date but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are single premium deferred annuities and may be issued as either individual or group Contracts. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


                                   THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).


Jackson National NY has responsibility for administration of the Contracts and the separate account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.



                          THE GUARANTEED FIXED ACCOUNTS


If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available guaranteed fixed accounts, as supplemented by our administrative requirements relating to transfers. Both the availability of the guaranteed fixed account options, and transfers into and out of the guaranteed fixed account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your Jackson National NY representative with respect to the current availability of the guaranteed fixed accounts and their limitations.


                              THE SEPARATE ACCOUNT

The JNLNY Separate Account II was established by Jackson National NY on November 10, 1998, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The assets of the separate account legally belong to Jackson National NY and the obligations under the Contracts are obligations of Jackson National NY. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National NY may issue.

The separate account is divided into Investment Divisions. Jackson National NY does not guarantee the investment performance of the separate account or the Investment Divisions.


                              INVESTMENT DIVISIONS


You can put money in any or all of the Investment Divisions; however, you may not allocate your money to more than 18 Allocation Options, which includes the guaranteed fixed accounts, during the life of your Contract. The Investment Divisions purchase shares of the following Funds:

        JNL Series Trust
                AIM/JNL Large Cap Growth Fund
                AIM/JNL Small Cap Growth Fund
                AIM/JNL Premier Equity II Fund
                Alliance Capital/JNL Growth Fund
                JPMorgan/JNL International Value Fund
                Janus/JNL Aggressive Growth Fund
                Janus/JNL Growth & Income Fund
                Lazard/JNL Small Cap Value Fund
                Lazard/JNL Mid Cap Value Fund
                Oppenheimer/JNL Global Growth Fund
                Oppenheimer/JNL Growth Fund
                PIMCO/JNL Total Return Bond Fund
                PPM America/JNL Money Market Fund
                Putnam/JNL Equity Fund
                Putnam/JNL International Equity Fund
                Putnam/JNL Midcap Growth Fund
                Putnam/JNL Value Equity Fund
                S&P/JNL Conservative Growth Fund II
                S&P/JNL Moderate Growth Fund II
                S&P/JNL Aggressive Growth Fund II
                S&P/JNL Very Aggressive Growth Fund II
                S&P/JNL Equity Growth Fund II

                S&P/JNL Equity Aggressive Growth Fund II
                Salomon Brothers/JNL Balanced Fund
                Salomon Brothers/JNL Global Bond Fund
                Salomon Brothers/JNL High Yield Bond Fund
                T. Rowe Price/JNL Mid-Cap Growth Fund

The Funds are described in the attached prospectus for the JNL Series Trust. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:


-------------------------------------- -----------------------------------------
Sub-Adviser                            Fund
-------------------------------------- -----------------------------------------
AIM Capital Management, Inc.           AIM/JNL Large Cap Growth Fund
                                       AIM/JNL Small Cap Growth Fund
                                       AIM/JNL Premier Equity II Fund
-------------------------------------- -----------------------------------------
Alliance Capital                       Alliance Capital/JNL Growth Fund
Management L.P.
-------------------------------------- -----------------------------------------
J.P. Morgan Investment Management      JPMorgan/JNL International Value Fund
Inc.
-------------------------------------- -----------------------------------------
Janus Capital Management LLC           Janus/JNL Aggressive Growth Fund
                                       Janus/JNL Global Equities Fund2
                                       Janus/JNL Growth & Income Fund
-------------------------------------- -----------------------------------------
Lazard Asset Management                Lazard/JNL Small Cap Value Fund
                                       Lazard/JNL Mid Cap Value Fund
-------------------------------------- -----------------------------------------
OppenheimerFunds, Inc                  Oppenheimer/JNL Global Growth Fund
                                       Oppenheimer/JNL Growth Fund
-------------------------------------- -----------------------------------------
Pacific Investment
Management Company                     PIMCO/JNL Total Return Bond Fund
-------------------------------------- -----------------------------------------
PPM America, Inc.                      PPM America/JNL Money Market Fund
-------------------------------------- -----------------------------------------
Putnam Investment                      Putnam/JNL Equity Fund
Management, Inc.                       Putnam/JNL International Equity Fund
                                       Putnam/JNL Midcap Growth Fund
                                       Putnam/JNL Value Equity Fund
-------------------------------------- -----------------------------------------
Standard & Poor's Investment           S&P/JNL Conservative Growth Fund II
Advisory Services, Inc.                S&P/JNL Moderate Growth Fund II
                                       S&P/JNL Aggressive Growth Fund II
                                       S&P/JNL Very Aggressive Growth Fund II
                                       S&P/JNL Equity Growth Fund II
                                       S&P/JNL Equity Aggressive Growth Fund II
-------------------------------------- -----------------------------------------
Salomon Brothers Asset Management      Salomon Brothers/JNL Balanced Fund
Inc.                                   Salomon Brothers/JNL Global Bond Fund
                                       Salomon Brothers/JNL High Yield Bond Fund
-------------------------------------- -----------------------------------------
T. Rowe Price Associates, Inc.         T. Rowe Price/JNL Mid-Cap Growth Fund
-------------------------------------- -----------------------------------------



The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectus for the JNL Series Trust carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National NY will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

SUBSTITUTION. Jackson National NY may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC and the New York Insurance Department. Jackson National NY will give you notice of such transactions.


                                CONTRACT CHARGES


There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National NY assumes arise from its obligations under the Contracts:


     o to make income payments for the life of the annuitant during the income phase; and

     o    to provide a death benefit prior to the income date.


The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the Contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National NY deducts a $30 annual Contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the full Contract maintenance charge will also be deducted. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the contract anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the contract value.
Currently, Jackson National NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs and any transfers we require, or may charge a lesser fee where required by state law.


COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


OTHER EXPENSES. Jackson National NY pays the operating expenses of the separate account, including those not covered by the mortality and expense and administrative charges.


There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust.


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. Other Funds pay Jackson National Asset Management, LLC the following fees. The JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Oppenheimer/JNL Global Growth Fund and the Putnam/JNL International Equity Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% depending on the state. New York does not currently impose a premium tax on annuity premiums.

INCOME TAXES. Jackson National NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly-owned subsidiaries of Jackson National Life Insurance Company.

Commissions will be paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. We may also pay commissions on the income date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the Contract insurance charges. Jackson National NY is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.

                                    PURCHASES


MINIMUM PREMIUM:


The Contract is a single premium Contract, which means that you cannot add additional premiums to this Contract after the first premium payment. The minimum premium must be at least $25,000.


The maximum premium we accept without our prior approval is $1 million.


The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed accounts.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%.

There may be more than 18 Allocation Options available under the Contract; however, you may not allocate your money to more than 18 Allocation Options during the life of your Contract.

Jackson National NY will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.


The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


CAPITAL PROTECTION PROGRAM. Jackson National NY offers a Capital Protection program that a Contract owner may request. Under this program, Jackson National NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the guaranteed fixed account options are available. You should consult your Jackson National NY representative with respect to the current availability of guaranteed fixed accounts, their limitations, and the availability of the Capital Protection program.


For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


ACCUMULATION UNITS. The contract value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;


     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from business day to business day.


When you make a premium payment, Jackson National NY credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.


                                    TRANSFERS


You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between Investment Divisions.

You can make 15 transfers every year during the accumulation phase without charge. If the remaining value in a guaranteed fixed account or Investment Division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. There may be periods when we do not offer any guaranteed fixed accounts, or when we impose special transfer requirements on the guaranteed fixed accounts.


RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.



TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.


Jackson National NY has procedures, which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY


You can have access to the money in your Contract:


     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.


Your beneficiary can have access to the money in your Contract when a death benefit is paid.


When you make a complete withdrawal you will receive:


     1. the value of the Contract on the day your withdrawal request is received by Us;


     2.   less any premium tax; and


     3.   less any Contract maintenance charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or Investment Division.

Your withdrawal request must be in writing. Jackson National NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract holder monies.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:


     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;


     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the separate account or determine Investment Division value of its assets; or


     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)


The income phase occurs when you begin receiving regular payments from your Contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.


If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.


You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your contract value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. The following income options may not be available in all states.


     OPTION 1 - Life Income. This income option provides monthly payments for the annuitant's life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for the annuitant's life and for the life of another person.


     OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National NY.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record. The death benefit amount remains in the separate account and/or the guaranteed fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the separate account will be subject to investment risk, which is borne by the beneficiary.


DEATH OF OWNER BEFORE THE INCOME DATE. If you or any joint owner die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies, unless the joint owner is the deceased owner's spouse who elects to continue the Contract. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.


The death benefit is the greater of:


     1. the current value of your Contract at the end of the business day when we receive proof of death and a payment election at our service center, or


     2. the total premiums paid prior to the death of the owner, minus any withdrawals, charges, fees and premium taxes incurred, or


     3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the contract value on the first day of each Contract year, less any withdrawals since that anniversary.


The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.


Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.


If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.


If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, and the owner is not an annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES


THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a qualified Contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.


WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.


WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract are taxable to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached hereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National NY believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a Contract holder had certain forms of actual or potential control over the investments held under a variable annuity Contract, the Contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified Contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION


DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account from the one-year guaranteed fixed account or any of the other Investment Divisions. If the guaranteed fixed accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option, if currently available, and the Money Market Investment Division).

REBALANCING. You can arrange to have Jackson National NY automatically reallocate your contract value among Investment Divisions and the one-year guaranteed fixed account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.


Jackson National NY does not currently charge for participation in this program. We may do so in the future.


FREE LOOK. You may return your Contract to the selling agent or to Jackson National NY within 20 days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account (if available). We will determine the contract value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National NY may advertise several types of performance for the Investment Divisions.

     o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.


          o    Standardized   average  annual  total  return  is  calculated  in
               accordance with SEC guidelines.


          o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.


     o Yield refers to the income generated by an investment over a given period of time.


Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the Contract maintenance charge. The deduction of the Contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in an underlying Fund can hurt the Fund and corresponding Investment Division's performance and harm Contract owners, Jackson National NY reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that it believes will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under Jackson National NY's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National NY receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National NY will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.


LEGAL PROCEEDINGS. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National NY is a party.

Jackson National Life Insurance Company ("Jackson National" or "JNL") is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY


COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:


     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.


DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.


In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.


We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.


We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------

Questions. If you have questions about your Contract, you may call or write to us at:


o Jackson National NY Annuity Service Center: (800) 599-5651, P.O. Box 0809, Denver, Colorado 80263-0809

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History .........................................     2

Services ................................................................     2

Purchase of Securities Being Offered ....................................     2

Underwriters ............................................................     2

Calculation of Performance ..............................................     3

Additional Tax Information ..............................................     8

Annuity Provisions.......................................................    18

Financial Statements ....................................................    20


--------

1    See "Contract Charges."

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.


2 The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II, and the S&P/JNL Equity Aggressive Growth Fund II.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2003




                INDIVIDUAL AND GROUP DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2003. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 0809, Denver, Colorado 80263-0809, or calling 1-800-599-5651.




                                TABLE OF CONTENTS
                                                                        Page


General Information and History........................................... 2
Services.................................................................. 2
Purchase of Securities Being Offered...................................... 2
Underwriters.............................................................. 2
Calculation of Performance................................................ 2
Additional Tax Information................................................ 7
Annuity Provisions....................................................... 19
Financial Statements .................................................... 20

GENERAL INFORMATION AND HISTORY


JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded insurance company in the United Kingdom.


SERVICES


Jackson National NY keeps the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601 serves as independent accountants for the Separate Account.

Jorden Burt LLP has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.


PURCHASE OF SECURITIES BEING OFFERED


The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).


UNDERWRITERS


The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company.

The aggregate amount of underwriting commissions paid to broker/dealers were: $0 in 2000, $66,364 in 2001, and $224,715 in 2002. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE


When Jackson National NY advertises performance for an Investment Division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each Investment Division (except PPM America/JNL Money Market Division) for the period ended December 31, 2002 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                        Date of Initial
                                                                         Investment in
                                                                         Corresponding
                                                                          Division to
                                                       One Year           December 31,
                                                        Period                2002
----------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Division(3)                           N/A                 N/A
AIM/JNL Small Cap Growth Division(3)                           N/A                 N/A
AIM/JNL Premier Equity II Division(3)                          N/A                 N/A
Alliance Capital/JNL Growth Division(1)                    -32.06%             -29.80%
JPMorgan/JNL International Value Division(1)               -27.91%             -26.30%
Janus/JNL Aggressive Growth Division(1)                    -30.82%             -35.54%
Janus/JNL Growth & Income Division(1)                      -22.93%             -20.50%
Lazard/JNL Mid Cap Value Division(1)                       -15.37%               0.23%
Lazard/JNL Small Cap Value Division(1)                     -18.43%              -1.17%
Oppenheimer/JNL Global Growth Division(2)                  -23.43%             -19.03%
Oppenheimer/JNL Growth Division(2)                         -26.40%             -20.21%
PIMCO/JNL Total Return Bond Division(1)                      7.09%               8.31%
Putnam/JNL Equity Division(1)                              -25.25%             -30.13%
Putnam/JNL International Equity Division(1)                -21.82%             -22.85%
Putnam/JNL MidCap Growth Division(1)                       -30.38%             -23.38%
Putnam/JNL Value Equity Division(1)                        -21.32%             -11.98%
S&P/JNL Conservative Growth Division II(1)                 -15.53%             -14.62%
S&P/JNL Moderate Growth Division II(1)                     -16.77%             -16.70%
S&P/JNL Aggressive Growth Division II(1)                   -22.60%             -21.49%
S&P/JNL Very Aggressive Growth Division II(1)                  N/A                 N/A
S&P/JNL Equity Growth Division II(1)                       -27.28%             -24.95%
S&P/JNL Equity Aggressive Growth Division II(1)                N/A                 N/A
Salomon Brothers/JNL Balanced Division(1)                   -8.84%              -3.98%
Salomon Brothers/JNL Global Bond Division(1)                   N/A                 N/A
Salomon Brothers/JNL High Yield Bond Division(1)               N/A                 N/A
T. Rowe Price/JNL Mid-Cap Growth Division(1)               -23.11%             -14.94%

1 Commenced operations on September 1, 2000.
2 Commenced operations on May 1, 2001.
3 Commenced operations on October 29, 2001.

Jackson National NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

The non-standardized total returns that each Investment Division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding Fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):



                                                                                             Date of Initial
                                                                                               Offering of
                                                    One Year Period    Five Year Period    Corresponding Fund
                                                         Ended              Ended                  to
                                                      December 31,       December 31,         December 31,
                                                          2002               2002                 2002
                                                     -------------      --------------       ----------------
AIM/JNL Large Cap Growth Division(3)                           N/A                N/A                   N/A
AIM/JNL Small Cap Growth Division(3)                           N/A                N/A                   N/A
AIM/JNL Premier Equity II Division(3)                          N/A                N/A                   N/A
Alliance Capital/JNL Growth Division(1)                    -32.06%                N/A               -29.87%
JPMorgan/JNL International Value Division(1)               -27.69%                N/A               -26.36%
Janus/JNL Aggressive Growth Division(1)                    -30.80%                N/A               -35.61%
Janus/JNL Growth & Income Division(1)                      -22.90%                N/A               -20.53%
Oppenheimer/JNL Global Growth Division(2)                  -23.43%                N/A               -19.08%
Oppenheimer/JNL Growth Division(2)                         -26.40%                N/A               -20.26%
PIMCO/JNL Total Return Bond Division(1)                      7.22%                N/A                 8.39%
Putnam/JNL Equity Division(1)                              -25.23%                N/A               -30.18%
Putnam/JNL International Equity Division(1)                -21.76%                N/A               -22.87%
Putnam/JNL MidCap Growth Division(1)                       -30.38%                N/A               -23.44%
Putnam/JNL Value Equity Division(1)                        -21.06%                N/A               -11.87%
S&P/JNL Conservative Growth Division II(1)                 -14.04%                N/A               -13.87%
S&P/JNL Moderate Growth Division II(1)                     -16.77%                N/A               -16.74%
S&P/JNL Aggressive Growth Division II(1)                   -23.20%                N/A               -21.51%
S&P/JNL Very Aggressive Growth Division II(1)                  N/A                N/A                   N/A
S&P/JNL Equity Growth Division II(1)                       -27.18%                N/A               -24.95%
S&P/JNL Equity Aggressive Growth Division II(1)                N/A                N/A                   N/A
Lazard/JNL Mid Cap Value Division(1)                       -15.36%                N/A                 0.24%
Lazard/JNL Small Cap Value Division(1)                     -23.54%                N/A                -1.16%
Salomon Brothers/JNL Balanced Division(1)                   -8.66%                N/A                -3.90%
Salomon Brothers/JNL Global Bond Division(1)                   N/A                N/A                   N/A
Salomon Brothers/JNL High Yield Bond Division(1)               N/A                N/A                   N/A
T. Rowe Price/JNL Mid-Cap Growth Division(1)               -23.09%                N/A               -14.97%

1 Commenced operations on September 1, 2000.
2 Commenced operations on May 1, 2001.
3 Commenced operations on October 29, 2001.

Prior to May 1, 2000, the Janus/JNL Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division, and the corresponding Fund was sub-advised by Goldman Sachs Asset Management.

Prior to May 1, 1997, the corresponding Fund of the Putnam/JNL Equity Division was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding Fund of the Putnam/JNL Value Equity Division was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Investment Division, and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


         [OBJECT OMITTED]

Where:


         a  =  net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
         b  =  expenses for the Investment Division accrued for the period (net of reimbursements).
         c  =  the average daily number of accumulation units outstanding during the period.
         d = the maximum offering price per accumulation unit on the last day of the period.


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002, for each of the referenced Investment Divisions is as follows:

PIMCO/JNL Total Return Bond Division                                1.51%
Salomon Brothers/JNL Balanced Division                              0.20%
Salomon Brothers/JNL Global Bond Division                           4.38%
Salomon Brothers/JNL High Yield Bond Division                       8.03%

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven-day period ended December 31, 2002 were -0.79% and -0.79%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.


The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.


WITHHOLDING TAX ON DISTRIBUTIONS


The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.


DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS


Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract owner control of the investments of a segregated asset account will cause the Contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a Contract holder's control of the investments of a segregated asset account from causing the Contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the Contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the Separate Account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


MULTIPLE CONTRACTS


The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS


Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


TAX TREATMENT OF ASSIGNMENTS


An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.


DEATH BENEFITS


Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.


TAX-QUALIFIED PLANS


The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.


TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS


In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.


Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.



TYPES OF TAX-QUALIFIED PLANS


The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National NY's administrative procedures. Jackson National NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


         (a) Tax-Sheltered Annuities


         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (b) Individual Retirement Annuities


         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans


         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.


         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or


          o suffers an unforeseeable financial emergency as defined in the regulations.


Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT


The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.


The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.


ANNUITY UNIT VALUE.

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

                            JNLNY Separate Account II




                       [GRAPHIC OMITTED][GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                                 AIM/JNL          Alliance          Janus/JNL       Janus/JNL        JPMorgan/JNL
                                                Small Cap        Capital/JNL       Aggressive     Growth & Income    International
                                             Growth Portfolio  Growth Portfolio  Growth Portfolio    Portfolio      Value Portfolio
                                             ----------------  ----------------  ---------------- --------------- ------------------
ASSETS
Investments, at value (a)                                $ -               $ -           $ 7,171        $ 17,105            $ 2,884
Receivables:
   Investment securities sold                              -                 -                 -               1                  -
   Sub-account units sold                                  -                 -                 -               -                  -
                                             ----------------  ----------------  ---------------- --------------- ------------------
TOTAL ASSETS                                               -                 -             7,171          17,106              2,884
                                             ----------------  ----------------  ---------------- --------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                 -                 -               -                  -
   Sub-account units redeemed                              -                 -                 -               -                  -
   Insurance fees due to Jackson National
      Life of New York                                     -                 -                 -               1                  -
                                             ----------------  ----------------  ---------------- --------------- ------------------
TOTAL LIABILITIES                                          -                 -                 -               1                  -
                                             ----------------  ----------------  ---------------- --------------- ------------------
NET ASSETS                                               $ -               $ -           $ 7,171        $ 17,105            $ 2,884
                                             ================  ================  ================ =============== ==================

UNITS OUTSTANDING                                          -                 -             1,630           2,647                400

UNIT VALUE                                            $ 7.56            $ 5.34            $ 4.40          $ 6.46             $ 7.21

------------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                     -                 -               550           3,006                519
     Investments at cost                                 $ -               $ -           $ 8,849        $ 24,636            $ 4,024



                                                Lazard/JNL     Lazard/JNL     Oppenheimer/JNL       PIMCO/JNL      PPM America/
                                                 Mid Cap       Small Cap       Global Growth      Total Return       JNL Money
                                             Value Portfolio Value Portfolio     Portfolio       Bond Portfolio   Market Portfolio
                                             --------------- --------------  ------------------  ---------------- ----------------
ASSETS
Investments, at value (a)                           $ 5,989        $ 8,659               $ 791          $ 69,562        $ 292,009
Receivables:
   Investment securities sold                             -              -                   -                 3               12
   Sub-account units sold                                 -              -                   -                 -                -
                                             --------------- --------------  ------------------  ---------------- ----------------
TOTAL ASSETS                                          5,989          8,659                 791            69,565          292,021
                                             --------------- --------------  ------------------  ---------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -              -                   -                 -                -
   Sub-account units redeemed                             -              -                   -                 -                -
   Insurance fees due to Jackson National
      Life of New York                                    -              -                   -                 3               12
                                             --------------- --------------  ------------------  ---------------- ----------------
TOTAL LIABILITIES                                         -              -                   -                 3               12
                                             --------------- --------------  ------------------  ---------------- ----------------
NET ASSETS                                          $ 5,989        $ 8,659               $ 791          $ 69,562        $ 292,009
                                             =============== ==============  ==================  ================ ================

UNITS OUTSTANDING                                       607          1,132                 101             6,171           28,906

UNIT VALUE                                           $ 9.87         $ 7.65              $ 7.85           $ 11.27          $ 10.10

----------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                  585            921                 110             5,997          292,009
     Investments at cost                            $ 6,616       $ 10,452               $ 891          $ 65,865        $ 292,009


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                                              Putnam/JNL       Putnam/JNL         Putnam/JNL         S&P/JNL
                                              Putnam/JNL     International       Midcap          Value Equity       Aggressive
                                           Equity Portfolio Equity Portfolio Growth Portfolio     Portfolio      Growth Portfolio II
                                           ---------------- ---------------- ----------------  ----------------- -----------------
ASSETS
Investments, at value (a)                         $ 11,338         $ 29,661          $ 3,582          $ 134,392          $ 30,144
Receivables:
   Investment securities sold                            -                1                -                  6                 1
   Sub-account units sold                                -                -                -                  -                 -
                                           ---------------- ---------------- ----------------  ----------------- -----------------
TOTAL ASSETS                                        11,338           29,662            3,582            134,398            30,145
                                           ---------------- ---------------- ----------------  ----------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                -                -                  -
   Sub-account units redeemed                            -                -                -                  -                 -
   Insurance fees due to Jackson National
      Life of New York                                   -                1                -                  6                 1
                                           ---------------- ---------------- ----------------  ----------------- -----------------
TOTAL LIABILITIES                                        -                1                -                  6                 1
                                           ---------------- ---------------- ----------------  ----------------- -----------------
NET ASSETS                                        $ 11,338         $ 29,661          $ 3,582          $ 134,392          $ 30,144
                                           ================ ================ ================  ================= =================

UNITS OUTSTANDING                                    2,114            4,714              698             17,886             3,925

UNIT VALUE                                          $ 5.36           $ 6.29           $ 5.13             $ 7.51            $ 7.68

-----------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                 869            3,908              701             10,290             4,331
     Investments at cost                          $ 18,315         $ 37,667          $ 6,772          $ 178,674          $ 33,661



                                                                                                       Salomon
                                               S&P/JNL                                S&P/JNL         Brothers/     T. Rowe Price/
                                            Conservative       S&P/JNL Equity     Moderate Growth   JNL Balanced      JNL Mid-Cap
                                          Growth Portfolio II Growth Portfolio II   Portfolio II      Portfolio     Growth Portfolio
                                          ------------------  -----------------   ---------------- ---------------- ----------------
ASSETS
Investments, at value (a)                         $ 753,492           $ 51,037                $ -         $ 91,542          $ 7,849
Receivables:
   Investment securities sold                            31                  2                  -                4                1
   Sub-account units sold                                 -                  -                  -                -                -
                                          ------------------  -----------------   ---------------- ---------------- ----------------
TOTAL ASSETS                                        753,523             51,039                  -           91,546            7,850
                                          ------------------  -----------------   ---------------- ---------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                  -                  -                -                -
   Sub-account units redeemed                             -                  -                  -                -                -
   Insurance fees due to Jackson National
      Life of New York                                   31                  2                  -                4                1
                                          ------------------  -----------------   ---------------- ---------------- ----------------
TOTAL LIABILITIES                                        31                  2                  -                4                1
                                          ------------------  -----------------   ---------------- ---------------- ----------------
NET ASSETS                                        $ 753,492           $ 51,037                $ -         $ 91,542          $ 7,849
                                          ==================  =================   ================ ================ ================

UNITS OUTSTANDING                                   100,759              7,013                  -            9,980            1,020

UNIT VALUE                                           $ 7.48             $ 7.28             $ 7.65           $ 9.17           $ 7.69

------------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                               95,864              7,698                  -            9,586              435
     Investments at cost                          $ 958,245           $ 78,113                $ -        $ 100,567          $ 9,795


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                               AIM/JNL             Alliance         Janus/JNL       Janus/JNL       JPMorgan/JNL
                                              Small Cap          Capital/JNL      Aggressive     Growth & Income    International
                                          Growth Portfolio (c)Growth Portfolio  Growth Portfolio   Portfolio     Value Portfolio (b)
                                          ------------------  ----------------- ----------------  -------------- ------------------
INVESTMENT INCOME
   Dividends                                            $ -                $ -              $ -             $ 1               $ 65
                                          ------------------  ----------------- ----------------  -------------- ------------------

EXPENSES
   Insurance charges                                    141                342              819           1,234                 34
                                          ------------------  ----------------- ----------------  -------------- ------------------
TOTAL EXPENSES                                          141                342              819           1,234                 34
                                          ------------------  ----------------- ----------------  -------------- ------------------
                                          ------------------  ----------------- ----------------  -------------- ------------------
NET INVESTMENT INCOME (LOSS)                           (141)              (342)            (819)         (1,233)                31
                                          ------------------  ----------------- ----------------  -------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                  -                -               -                  -
   Investments                                       (4,842)             3,717            2,780         (40,874)                (7)
Net change in unrealized appreciation
   (depreciation) on investments                          -                991           (1,761)          8,883             (1,140)
                                          ------------------  ----------------- ----------------  -------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (4,842)             4,708            1,019         (31,991)            (1,147)
                                          ------------------  ----------------- ----------------  -------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (4,983)           $ 4,366            $ 200       $ (33,224)          $ (1,116)
------------------------------------------==================  ================= ================  ============== ==================



                                             Lazard/JNL         Lazard/JNL      Oppenheimer/JNL      PIMCO/JNL       PPM America/
                                               Mid Cap           Small Cap       Global Growth      Total Return       JNL Money
                                           Value Portfolio    Value Portfolio (a)  Portfolio       Bond Portfolio   Market Portfolio
                                          ------------------  ----------------  ----------------  -----------------  --------------
INVESTMENT INCOME
   Dividends                                           $ 19               $ -               $ -               $ 12        $ 13,342
                                          ------------------  ----------------  ----------------  -----------------  --------------

EXPENSES
   Insurance charges                                     98               203               950                766          18,510
                                          ------------------  ----------------  ----------------  -----------------  --------------
TOTAL EXPENSES                                           98               203               950                766          18,510
                                          ------------------  ----------------  ----------------  -----------------  --------------
                                          ------------------  ----------------  ----------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS)                            (79)             (203)             (950)              (754)         (5,168)
                                          ------------------  ----------------  ----------------  -----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               13                34                 -                  5               -
   Investments                                           (1)           (2,905)           22,474                452               -
Net change in unrealized appreciation
   (depreciation) on investments                     (1,019)           (1,793)             (100)             4,606               -
                                          ------------------  ----------------  ----------------  -----------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (1,007)           (4,664)           22,374              5,063               -
                                          ------------------  ----------------  ----------------  -----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (1,086)         $ (4,867)         $ 21,424            $ 4,309        $ (5,168)
------------------------------------------==================  ================  ================  =================  ==============


(a)  Commencement of operations April 1, 2002.
(b)  Commencement of operations April 22, 2002.
(c)  Commencement of operations May 8, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                                                  S&P/JNL
                                                              Putnam/JNL        Putnam/JNL       Putnam/JNL     Aggressive
                                             Putnam/JNL      International        Midcap        Value Equity      Growth
                                          Equity Portfolio  Equity Portfolio Growth Portfolio    Portfolio     Portfolio II (a)
                                          ----------------  ---------------- ---------------- --------------- -----------------
INVESTMENT INCOME
   Dividends                                          $ -             $ 314              $ -         $ 1,642             $ 463
                                          ----------------  ---------------- ---------------- --------------- -----------------

EXPENSES
   Insurance charges                                  590               804               63           2,310               241
                                          ----------------  ---------------- ---------------- --------------- -----------------
TOTAL EXPENSES                                        590               804               63           2,310               241
                                          ----------------  ---------------- ---------------- --------------- -----------------
                                          ----------------  ---------------- ---------------- --------------- -----------------
NET INVESTMENT INCOME (LOSS)                         (590)             (490)             (63)           (668)              222
                                          ----------------  ---------------- ---------------- --------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                 -                -               -                 -
   Investments                                    (25,691)            9,261              (44)         (3,784)             (918)
Net change in unrealized appreciation
   (depreciation) on investments                   11,190             1,268           (1,458)        (33,574)           (3,517)
                                          ----------------  ---------------- ---------------- --------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)           (14,501)           10,529           (1,502)        (37,358)           (4,435)
                                          ----------------  ---------------- ---------------- --------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ (15,091)         $ 10,039         $ (1,565)      $ (38,026)         $ (4,213)
------------------------------------------================  ================ ================ =============== =================



                                                                                                         Salomon
                                               S&P/JNL             S&P/JNL            S&P/JNL           Brothers/     T. Rowe Price/
                                             Conservative          Equity             Moderate        JNL Balanced     JNL Mid-Cap
                                          Growth Portfolio II Growth Portfolio II Growth Portfolio II   Portfolio   Growth Portfolio
                                          ------------------- ------------------  ------------------- -------------  ---------------
INVESTMENT INCOME
   Dividends                                        $ 16,537              $ 123                  $ -           $ -              $ -
                                          ------------------- ------------------  ------------------- -------------  ---------------

EXPENSES
   Insurance charges                                  12,971                904                  635         1,649              170
                                          ------------------- ------------------  ------------------- -------------  ---------------
TOTAL EXPENSES                                        12,971                904                  635         1,649              170
                                          ------------------- ------------------  ------------------- -------------  ---------------
                                          ------------------- ------------------  ------------------- -------------  ---------------
NET INVESTMENT INCOME (LOSS)                           3,566               (781)                (635)       (1,649)            (170)
                                          ------------------- ------------------  ------------------- -------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -              1,844                    -             -                -
   Investments                                       (26,923)            (1,417)             (19,555)       (2,255)          (8,348)
Net change in unrealized appreciation
   (depreciation) on investments                    (113,343)           (19,043)               8,056        (6,134)          (2,087)
                                          ------------------- ------------------  ------------------- -------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (140,266)           (18,616)             (11,499)       (8,389)         (10,435)
                                          ------------------- ------------------  ------------------- -------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (136,700)         $ (19,397)           $ (12,134)    $ (10,038)       $ (10,605)
------------------------------------------=================== ==================  =================== =============  ===============

(a)  Commencement of operations January 7, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                 AIM/JNL            Alliance         Janus/JNL       Janus/JNL      JPMorgan/JNL
                                                Small Cap         Capital/JNL       Aggressive    Growth & Income  International
                                           Growth Portfolio (c) Growth Portfolio Growth Portfolio    Portfolio    Value Portfolio(b)
                                           -------------------- ---------------- ---------------- --------------- ---------------
OPERATIONS
   Net investment income (loss)                         $ (141)          $ (342)          $ (819)       $ (1,233)           $ 31
   Net realized gain (loss) on investments              (4,842)           3,717            2,780         (40,874)             (7)
   Net change in unrealized appreciation
      (depreciation) on investments                          -              991           (1,761)          8,883          (1,140)
                                           -------------------- ---------------- ---------------- --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (4,983)           4,366              200         (33,224)         (1,116)
                                           -------------------- ---------------- ---------------- --------------- ---------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                           -                -            4,000           9,180           4,000
   Value of units redeemed                                   -                -                -          (2,955)              -
   Transfers between portfolios                          4,983           (9,135)          (6,716)        (65,505)              -
   Policyholder charges                                      -                -              (66)            (10)              -
                                           -------------------- ---------------- ---------------- --------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 4,983           (9,135)          (2,782)        (59,290)          4,000
                                           -------------------- ---------------- ---------------- --------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                        -           (4,769)          (2,582)        (92,514)          2,884

NET ASSETS BEGINNING OF PERIOD                               -            4,769            9,753         109,619               -
                                           -------------------- ---------------- ---------------- --------------- ---------------

NET ASSETS END OF PERIOD                                   $ -              $ -          $ 7,171        $ 17,105         $ 2,884
-------------------------------------------==================== ================ ================ =============== ===============



                                              Lazard/JNL       Lazard/JNL       Oppenheimer/JNL    PIMCO/JNL      PPM America/
                                               Mid Cap         Small Cap         Global Growth    Total Return     JNL Money
                                           Value Portfolio  Value Portfolio (a)    Portfolio     Bond Portfolio Market Portfolio
                                           ---------------  ------------------  ---------------- -------------- ----------------
OPERATIONS
   Net investment income (loss)                     $ (79)             $ (203)           $ (950)        $ (754)        $ (5,168)
   Net realized gain (loss) on investments             12              (2,871)           22,474            457                -
   Net change in unrealized appreciation
      (depreciation) on investments                (1,019)             (1,793)             (100)         4,606                -
                                           ---------------  ------------------  ---------------- -------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (1,086)             (4,867)           21,424          4,309           (5,168)
                                           ---------------  ------------------  ---------------- -------------- ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                      -              10,001             2,119          3,180        5,612,000
   Value of units redeemed                              -                   -            (1,995)       (24,475)      (6,260,502)
   Transfers between portfolios                         -               3,525           (20,667)        31,249           35,265
   Policyholder charges                                (5)                  -               (90)           (38)            (165)
                                           ---------------  ------------------  ---------------- -------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (5)             13,526           (20,633)         9,916         (613,402)
                                           ---------------  ------------------  ---------------- -------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS              (1,091)              8,659               791         14,225         (618,570)

NET ASSETS BEGINNING OF PERIOD                      7,080                   -                 -         55,337          910,579
                                           ---------------  ------------------  ---------------- -------------- ----------------

NET ASSETS END OF PERIOD                          $ 5,989             $ 8,659             $ 791       $ 69,562        $ 292,009
-------------------------------------------===============  ==================  ================ ============== ================

(a)  Commencement of operations April 1, 2002.
(b)  Commencement of operations April 22, 2002.
(c)  Commencement of operations May 8, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                                                                      S&P/JNL
                                                                Putnam/JNL        Putnam/JNL      Putnam/JNL          Aggressive
                                              Putnam/JNL      International         Midcap       Value Equity           Growth
                                           Equity Portfolio  Equity Portfolio  Growth Portfolio    Portfolio       Portfolio II (a)
                                           ---------------- ----------------- -----------------  ---------------  -----------------
OPERATIONS
   Net investment income (loss)                     $ (590)           $ (490)            $ (63)          $ (668)             $ 222
   Net realized gain (loss) on investments         (25,691)            9,261               (44)          (3,784)              (918)
   Net change in unrealized appreciation
      (depreciation) on investments                 11,190             1,268            (1,458)         (33,574)            (3,517)
                                           ---------------- ----------------- -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (15,091)           10,039            (1,565)         (38,026)            (4,213)
                                           ---------------- ----------------- -----------------  ---------------  -----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                   4,000                 -                 -            7,180              5,534
   Value of units redeemed                               -                 -                 -          (20,254)              (489)
   Transfers between portfolios                    (45,822)          (18,293)                -           19,462             29,312
   Policyholder charges                                (10)               (9)               (6)             (39)                 -
                                           ---------------- ----------------- -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (41,832)          (18,302)               (6)           6,349             34,357
                                           ---------------- ----------------- -----------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS              (56,923)           (8,263)           (1,571)         (31,677)            30,144

NET ASSETS BEGINNING OF PERIOD                      68,261            37,924             5,153          166,069                  -
                                           ---------------- ----------------- -----------------  ---------------  -----------------

NET ASSETS END OF PERIOD                          $ 11,338          $ 29,661           $ 3,582        $ 134,392           $ 30,144
-------------------------------------------================ ================= =================  ===============  =================



                                                                                                         Salomon
                                                S&P/JNL                                 S&P/JNL         Brothers/    T. Rowe Price/
                                             Conservative       S&P/JNL Equity          Moderate       JNL Balanced    JNL Mid-Cap
                                          Growth Portfolio II  Growth Portfolio II Growth Portfolio II  Portfolio   Growth Portfolio
                                          -------------------- ------------------  ------------------- ------------ ---------------
OPERATIONS
   Net investment income (loss)                       $ 3,566             $ (781)              $ (635)    $ (1,649)         $ (170)
   Net realized gain (loss) on investments            (26,923)               427              (19,555)      (2,255)         (8,348)
   Net change in unrealized appreciation
      (depreciation) on investments                  (113,343)           (19,043)               8,056       (6,134)         (2,087)
                                          -------------------- ------------------  ------------------- ------------ ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (136,700)           (19,397)             (12,134)     (10,038)        (10,605)
                                          -------------------- ------------------  ------------------- ------------ ---------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                      7,539              3,179               16,603       10,180           3,180
   Value of units redeemed                            (60,870)            (5,705)             (59,843)     (41,329)         (2,989)
   Transfers between portfolios                       (46,551)                 -              (21,280)        (687)          9,161
   Policyholder charges                                     -                (60)                   -          (52)             (5)
                                          -------------------- ------------------  ------------------- ------------ ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (99,882)            (2,586)             (64,520)     (31,888)          9,347
                                          -------------------- ------------------  ------------------- ------------ ---------------

NET INCREASE (DECREASE) IN NET ASSETS                (236,582)           (21,983)             (76,654)     (41,926)         (1,258)

NET ASSETS BEGINNING OF PERIOD                        990,074             73,020               76,654      133,468           9,107
                                          -------------------- ------------------  ------------------- ------------ ---------------

NET ASSETS END OF PERIOD                            $ 753,492           $ 51,037                  $ -     $ 91,542         $ 7,849
------------------------------------------==================== ==================  =================== ============ ===============

(a)  Commencement of operations January 7, 2002.

See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                                     Janus/JNL          Janus/JNL      Lazard/JNL   Oppenheimer/JNL
                                             Alliance Capital/JNL    Aggressive     Growth & Income    Mid Cap       Global Growth
                                               Growth Portfolio   Growth Portfolio      Portfolio   Value Portfolio   Portfolio (d)
                                             -------------------- ----------------- --------------- -------------- ----------------
OPERATIONS
   Net investment income (loss)                            $ (74)           $ (174)         $ (667)         $ (68)          $ (103)
   Net realized gain (loss) on investments                  (253)            5,113            (308)           689            5,112
   Net change in unrealized appreciation
      (depreciation) on investments                         (591)              699         (16,134)           112                -
                                             -------------------- ----------------- --------------- -------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (918)            5,638         (17,109)           733            5,009
                                             -------------------- ----------------- --------------- -------------- ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                             -                 -         117,929              -                -
   Value of units redeemed                                     -                 -               -              -                -
   Transfers between portfolios                               20           (10,076)            (22)             -           (5,009)
   Policyholder charges                                        -                (7)              -              -                -
                                             -------------------- ----------------- --------------- -------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      20           (10,083)        117,907              -           (5,009)
                                             -------------------- ----------------- --------------- -------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                       (898)           (4,445)        100,798            733                -

NET ASSETS BEGINNING OF PERIOD                             5,667            14,198           8,821          6,347                -
                                             -------------------- ----------------- --------------- -------------- ----------------

NET ASSETS END OF PERIOD                                 $ 4,769           $ 9,753       $ 109,619        $ 7,080              $ -
-------------------------------------------- ==================== ================= =============== ============== ================


                                           Oppenheimer/JNL    PIMCO/JNL         PPM America/         Putnam/JNL       Putnam/JNL
                                               Growth        Total Return     JNL Money Market         Equity        International
                                           Portfolio (c)   Bond Portfolio (b) Market Portfolio (a)    Portfolio     Equity Portfolio
                                           --------------- -----------------  ------------------  ----------------- ----------------
OPERATIONS
   Net investment income (loss)                       $ -             $ 945             $ 2,338             $ (991)          $ (328)
   Net realized gain (loss) on investments            (15)            1,921                   -               (412)             (34)
   Net change in unrealized appreciation
      (depreciation) on investments                     -              (909)                  -            (18,121)          (9,647)
                                           --------------- -----------------  ------------------  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (15)            1,957               2,338            (19,524)         (10,009)
                                           --------------- -----------------  ------------------  ----------------- ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                      -            59,914             914,514             70,000           33,217
   Value of units redeemed                              -            (6,534)            (21,381)                 -                -
   Transfers between portfolios                        15                 -              15,108                 (9)               -
   Policyholder charges                                 -                 -                   -                 (7)              (5)
                                           --------------- -----------------  ------------------  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               15            53,380             908,241             69,984           33,212
                                           --------------- -----------------  ------------------  ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   -            55,337             910,579             50,460           23,203

NET ASSETS BEGINNING OF PERIOD                          -                 -                   -             17,801           14,721
                                           --------------- -----------------  ------------------  ----------------- ----------------

NET ASSETS END OF PERIOD                              $ -          $ 55,337           $ 910,579           $ 68,261         $ 37,924
-------------------------------------------=============== =================  ==================  ================= ================

(a)  Commencement of operations February 12, 2001.
(b)  Commencement of operations June 7, 2001.
(c)  Commencement of operations August 15, 2001.
(d)  Commencement of operations December 14, 2001.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                             Putnam/JNL        Putnam/JNL       S&P/JNL             S&P/JNL           S&P/JNL
                                               Midcap         Value Equity    Conservative        Equity Growth    Moderate Growth
                                          Growth Portfolio     Portfolio    Growth Portfolio II Portfolio II (a)  Portfolio II (b)
                                          -----------------  -------------  ----------------  ------------------  ----------------
OPERATIONS
   Net investment income (loss)                      $ (85)      $ (1,018)          $ 3,535               $ 897           $ 1,607
   Net realized gain (loss) on investments             (21)          (111)           (2,244)              4,408             2,474
   Net change in unrealized appreciation
      (depreciation) on investments                 (1,906)       (12,335)          (89,452)             (8,033)           (8,056)
                                          -----------------  -------------  ----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (2,012)       (13,464)          (88,161)             (2,728)           (3,975)
                                          -----------------  -------------  ----------------  ------------------  ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       -        132,867           323,870              75,748            89,205
   Value of units redeemed                               -         (5,000)          (11,516)                  -            (8,598)
   Transfers between portfolios                          -              -           629,006                   -                22
   Policyholder charges                                 (6)           (36)              (30)                  -                 -
                                          -----------------  -------------  ----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (6)       127,831           941,330              75,748            80,629
                                          -----------------  -------------  ----------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS               (2,018)       114,367           853,169              73,020            76,654

NET ASSETS BEGINNING OF PERIOD                       7,171         51,702           136,905                   -                 -
                                          -----------------  -------------  ----------------  ------------------  ----------------

NET ASSETS END OF PERIOD                           $ 5,153      $ 166,069         $ 990,074            $ 73,020          $ 76,654
------------------------------------------=================  =============  ================  ==================  ================


                                                Salomon
                                               Brothers/           T. Rowe Price/
                                             JNL Balanced           JNL Mid-Cap
                                               Portfolio          Growth Portfolio
                                          --------------------  ---------------------
OPERATIONS
   Net investment income (loss)                       $ 1,144                 $ (132)
   Net realized gain (loss) on investments                270                     (3)
   Net change in unrealized appreciation
      (depreciation) on investments                    (2,891)                  (143)
                                          --------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (1,477)                  (278)
                                          --------------------  ---------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                    141,072                      -
   Value of units redeemed                             (6,101)                     -
   Transfers between portfolios                           (26)                     -
   Policyholder charges                                     -                      -
                                          --------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              134,945                      -
                                          --------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                 133,468                   (278)

NET ASSETS BEGINNING OF PERIOD                              -                  9,385
                                          --------------------  ---------------------

NET ASSETS END OF PERIOD                            $ 133,468                $ 9,107
------------------------------------------====================  =====================

(a)  Commencement of operations March 28, 2001.
(b)  Commencement of operations June 7, 2001.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-seven (27) Portfolios, each of which invests in the following series of mutual funds:

-------------------------------------------------------------------------------------
                                JNL SERIES TRUST

AIM/JNL Large Cap Growth Fund             Putnam/JNL International Equity Fund
AIM/JNL Premier Equity II Fund            Putnam/JNL Midcap Growth Fund
AIM/JNL Small Cap Growth Fund             Putnam/JNL Value Equity Fund
Alliance Capital/JNL Growth Fund          S&P/JNL Aggressive Growth Fund II
Janus/JNL Aggressive Growth Fund          S&P/JNL Conservative Growth Fund II
Janus/JNL Growth & Income Fund            S&P/JNL Equity Aggressive Fund II
JPMorgan/JNL International Value Fund     S&P/JNL Equity Growth Fund II
Lazard/JNL Mid Cap Value Fund             S&P/JNL Moderate Growth Fund II
Lazard/JNL Small Cap Value Fund           S&P/JNL Very Aggressive Growth Fund II
Oppenheimer/JNL Global Growth Fund        Salomon Brothers/JNL Balanced Fund
Oppenheimer/JNL Growth Fund               Salomon Brothers/JNL Global Bond Fund
PIMCO/JNL Total Return Bond Fund          Salomon Brothers/JNL High Yield Bond Fund
PPM America/JNL Money Market Fund         T. Rowe Price/JNL Mid-Cap Growth Fund
Putnam/JNL Equity Fund

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expense during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

     Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $330.

TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2002, transfer fee charges were assessed in the amount of $225.

INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity payments.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the period ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                          PROCEEDS
                                          PURCHASES     FROM SALES
AIM/JNL Large Cap Growth                   $      -       $      -
AIM/JNL Premier Equity II                         -              -
AIM/JNL Small Cap Growth                  2,618,686      2,613,844
Alliance Capital/JNL Growth               1,582,477      1,591,954
Janus/JNL Aggressive Growth               6,461,874      6,465,475
Janus/JNL Growth & Income                     9,991         70,514
JPMorgan/JNL International Value              4,065             34
Lazard/JNL Mid Cap Value                         32            103
Lazard/JNL Small Cap Value                1,000,624        987,267
Oppenheimer/JNL Global Growth             5,952,427      5,974,010
Oppenheimer/JNL Growth                            -              -
PIMCO/JNL Total Return Bond                  57,832         48,665
PPM America/JNL Money Market             20,097,907     20,716,477
Putnam/JNL Equity                             4,810         47,232
Putnam/JNL International Equity         $ 1,536,248    $ 1,555,040
Putnam/JNL Midcap Growth                          -             69
Putnam/JNL Value Equity                      28,306         22,625
S&P/JNL Aggressive Growth II                 38,997          4,418
S&P/JNL Conservative Growth II               27,797        124,113
S&P/JNL Equity Aggressive II                      -              -
S&P/JNL Equity Growth II                      5,146          6,669
S&P/JNL Moderate Growth II                   19,970         85,125
S&P/JNL Very Aggressive Growth II                 -              -
Salomon Brothers/JNL Balanced                11,056         44,593
Salomon Brothers/JNL Global Bond                  -              -
Salomon Brothers/JNL High Yield Bond              -              -
T. Rowe Price/JNL Mid-Cap Growth          1,003,482        994,305

--------------------------------------------------------------------------------

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY

     The following is a reconciliation of unit activity for the years ended December 31, 2002 and 2001:



                                           AIM/JNL                                Janus/JNL       Janus/JNL       JPMorgan/JNL
                                          Small Cap       Alliance Capital/JNL   Aggressive    Growth & Income   International
                                      Growth Portfolio (f)  Growth Portfolio  Growth Portfolio    Portfolio      Value Portfolio (e)
                                      ------------------  ------------------- ----------------- ---------------  ----------------


Units Outstanding at December 31, 2000                -                  607             1,535             897                 -

      Units Issued                                    -                  128           108,126          12,302                 -
      Units Redeemed                                  -                 (128)         (108,127)           (117)                -

Units Outstanding at December 31, 2001                -                  607             1,534          13,082                 -

      Units Issued                              265,204              215,805         1,116,837           1,287               400
      Units Redeemed                           (265,204)            (216,412)       (1,116,741)        (11,722)                -

Units Outstanding at December 31, 2002                -                    -             1,630           2,647               400
--------------------------------------


                                         Lazard/JNL      Lazard/JNL       Oppenheimer/JNL                           PIMCO/JNL
                                          Mid Cap        Small Cap         Global Growth      Oppenheimer/JNL      Total Return
                                      Value Portfolio Value Portfolio (d)  Portfolio (c)     Growth Portfolio (b) Bond Portfolio (a)
                                      ---------------  ----------------  ------------------  -------------------  ---------------


Units Outstanding at December 31, 2000           607                 -                   -                    -               -

      Units Issued                                 -                 -              33,021                  100           5,900
      Units Redeemed                               -                 -             (33,021)                (100)           (636)

Units Outstanding at December 31, 2001           607                 -                   -                    -           5,264

      Units Issued                                 -           106,915             590,559                    -           5,367
      Units Redeemed                               -          (105,783)           (590,458)                   -          (4,460)

Units Outstanding at December 31, 2002           607             1,132                 101                    -           6,171
--------------------------------------

(a)  Commencement of operations June 7, 2001.
(b)  Commencement of operations August 15, 2001.
(c)  Commencement of operations December 14, 2001.
(d)  Commencement of operations April 1, 2002.
(e)  Commencement of operations April 22, 2002.
(f)  Commencement of operations May 8, 2002.

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY


                                         PPM America/                           Putnam/JNL       Putnam/JNL          Putnam/JNL
                                          JNL Money           Putnam/JNL       International       Midcap           Value Equity
                                      Market Portfolio (a) Equity Portfolio  Equity Portfolio Growth Portfolio        Portfolio
                                      -------------------  ----------------  ---------------- ---------------- --------------------


Units Outstanding at December 31, 2000                 -             1,833             1,437              700                5,012

      Units Issued                               191,149             7,814             3,279                -               12,935
      Units Redeemed                            (101,393)             (133)               (1)              (1)                (500)

Units Outstanding at December 31, 2001            89,756             9,514             4,715              699               17,447

      Units Issued                             1,981,666               735           193,450                -                2,809
      Units Redeemed                          (2,042,516)           (8,135)         (193,451)              (1)              (2,370)

Units Outstanding at December 31, 2002            28,906             2,114             4,714              698               17,886
--------------------------------------



                                         S&P/JNL                                                                   Salomon
                                        Aggressive           S&P/JNL           S&P/JNL          S&P/JNL            Brothers/
                                          Growth          Conservative      Equity Growth    Moderate Growth     JNL Balanced
                                      Portfolio II (d) Growth Portfolio II Portfolio II (b)  Portfolio II (c)     Portfolio
                                      ---------------- ------------------- ---------------- -----------------  ----------------


Units Outstanding at December 31, 2000              -              14,416                -                 -                 -

      Units Issued                                  -             100,765            7,306             9,329            14,020
      Units Redeemed                                -              (1,373)               -              (987)             (730)

Units Outstanding at December 31, 2001              -             113,808            7,306             8,342            13,290

      Units Issued                              4,479               1,373              337             2,169             1,123
      Units Redeemed                             (554)            (14,422)            (630)          (10,511)           (4,433)

Units Outstanding at December 31, 2002          3,925             100,759            7,013                 -             9,980
--------------------------------------

(a)  Commencement of operations February 12, 2001.
(b)  Commencement of operations March 28, 2001.
(c)  Commencement of operations June 7, 2001.
(d)  Commencement of operations January 7, 2002.

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY

                                        T. Rowe Price/
                                          JNL Mid-Cap
                                       Growth Portfolio
                                      --------------------


Units Outstanding at December 31, 2000                911

      Units Issued                                      -
      Units Redeemed                                    -

Units Outstanding at December 31, 2001                911

      Units Issued                                102,131
      Units Redeemed                             (102,022)

Units Outstanding at December 31, 2002              1,020
--------------------------------------

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

     The  following  is a summary for each of the five years in the period ended
     December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data.

                                          AIM/JNL                                   Janus/JNL            Janus/JNL
                                         Small Cap        Alliance Capital/JNL      Aggressive        Growth & Income
                                    Growth Portfolio (h)  Growth Portfolio (b)  Growth Portfolio (b)   Portfolio (a)
--------------------------------------------------------------------------------------------------------------------------
Period ended December 31, 2002

   Unit Value                                 $ 7.562554            $ 5.337763          $ 4.400109           $ 6.460729
   Net Assets (in thousands)                         $ -                   $ -                 $ 7                 $ 17
   Units Outstanding (in thousands)                    -                     -                   2                    3
   Total Return *                                -24.37%               -32.06%             -30.80%              -22.90%
   Investment Income Ratio **                      0.00%                 0.00%               0.00%                0.00%
   Ratio of Expenses ***                           1.50%                 1.50%               1.50%                1.50%

Period ended December 31, 2001

   Unit Value                                        n/a            $ 7.856053          $ 6.358816           $ 8.379187
   Net Assets (in thousands)                         n/a                   $ 5                $ 10                $ 110
   Units Outstanding (in thousands)                  n/a                     1                   2                   13
   Total Return *                                    n/a               -15.84%             -31.26%              -14.81%
   Investment Income Ratio **                        n/a                 0.04%               0.92%                0.83%
   Ratio of Expenses ***                             n/a                 1.50%               1.50%                1.50%

Period ended December 31, 2000

   Unit Value                                        n/a            $ 9.335185          $ 9.250158           $ 9.835582
   Net Assets (in thousands)                         n/a                   $ 6                $ 14                  $ 9
   Units Outstanding (in thousands)                  n/a                     1                   2                    1
   Total Return *                                    n/a                -6.65%              -7.50%               -1.64%
   Investment Income Ratio **                        n/a                 0.00%               0.00%                0.00%
   Ratio of Expenses ***                             n/a                 1.50%               1.50%                1.50%




                                       JPMorgan/JNL          Lazard/JNL          Lazard/JNL       Oppenheimer/JNL
                                       International           Mid Cap            Small Cap        Global Growth
                                    Value Portfolio (g)   Value Portfolio (b) Value Portfolio (f)  Portfolio (e)
----------------------------------------------------------------------------------------------------------------------
Period ended December 31, 2002

   Unit Value                                $ 7.208925          $ 9.871414          $ 7.646380          $ 7.846582
   Net Assets (in thousands)                        $ 3                 $ 6                 $ 9                 $ 1
   Units Outstanding (in thousands)                   1                   1                   1                   -
   Total Return *                               -27.91%             -15.36%             -23.54%             -23.43%
   Investment Income Ratio **                     2.00%               0.29%               0.00%               0.00%
   Ratio of Expenses ***                          1.50%               1.50%               1.50%               1.50%

Period ended December 31, 2001

   Unit Value                                       n/a         $ 11.662845                 n/a         $ 10.247263
   Net Assets (in thousands)                        n/a                 $ 7                 n/a                 $ -
   Units Outstanding (in thousands)                 n/a                   1                 n/a                   -
   Total Return *                                   n/a              11.55%                 n/a               2.47%
   Investment Income Ratio **                       n/a               0.47%                 n/a               0.00%
   Ratio of Expenses ***                            n/a               1.50%                 n/a               1.50%

Period ended December 31, 2000

   Unit Value                                       n/a         $ 10.455570                 n/a                 n/a
   Net Assets (in thousands)                        n/a                 $ 6                 n/a                 n/a
   Units Outstanding (in thousands)                 n/a                   1                 n/a                 n/a
   Total Return *                                   n/a               4.56%                 n/a                 n/a
   Investment Income Ratio **                       n/a               0.00%                 n/a                 n/a
   Ratio of Expenses ***                            n/a               1.50%                 n/a                 n/a


                                                                PIMCO/JNL
                                      Oppenheimer/JNL         Total Return
                                    Growth Portfolio (d)   Bond Portfolio (c)
-------------------------------------------------------------------------------
Period ended December 31, 2002

   Unit Value                                 $ 7.380750           $ 11.271762
   Net Assets (in thousands)                         $ -                  $ 70
   Units Outstanding (in thousands)                    -                     6
   Total Return *                                -26.40%                 7.22%
   Investment Income Ratio **                      0.00%                 0.02%
   Ratio of Expenses ***                           1.50%                 1.50%

Period ended December 31, 2001

   Unit Value                                $ 10.028795           $ 10.512262
   Net Assets (in thousands)                         $ -                  $ 55
   Units Outstanding (in thousands)                    -                     5
   Total Return *                                  0.29%                 5.12%
   Investment Income Ratio **                      0.00%                 2.82%
   Ratio of Expenses ***                           1.50%                 1.50%

Period ended December 31, 2000

   Unit Value                                        n/a                   n/a
   Net Assets (in thousands)                         n/a                   n/a
   Units Outstanding (in thousands)                  n/a                   n/a
   Total Return *                                    n/a                   n/a
   Investment Income Ratio **                        n/a                   n/a
   Ratio of Expenses ***                             n/a                   n/a



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 2000.

(b)  Commencement of operations December 14, 2000.

(c)  Commencement of operations June 7, 2001.

(d)  Commencement of operations August 15, 2001.

(e)  Commencement of operations December 14, 2001.

(f)  Commencement of operations April 1, 2002.

(g)  Commencement of operations April 22, 2002.

(h)  Commencement of operations May 8, 2002.

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                       PPM America/                               Putnam/JNL            Putnam/JNL
                                         JNL Money           Putnam/JNL          International            Midcap
                                    Market Portfolio (f)  Equity Portfolio (c)Equity Portfolio (d)  Growth Portfolio (e)
--------------------------------------------------------------------------------------------------------------------------
Period ended December 31, 2002

   Unit Value                               $ 10.100480          $ 5.364911            $ 6.292813            $ 5.131035
   Net Assets (in thousands)                      $ 292                $ 11                  $ 30                   $ 4
   Units Outstanding (in thousands)                  29                   2                     5                     1
   Total Return *                                -0.44%             -25.23%               -21.76%               -30.38%
   Investment Income Ratio **                     1.08%               0.00%                 0.61%                 0.00%
   Ratio of Expenses ***                          1.50%               1.50%                 1.50%                 1.50%

Period ended December 31, 2001

   Unit Value                               $ 10.145076          $ 7.174968            $ 8.043267            $ 7.369599
   Net Assets (in thousands)                      $ 911                $ 68                  $ 38                   $ 5
   Units Outstanding (in thousands)                  90                  10                     5                     1
   Total Return *                                 1.45%             -26.13%               -21.48%               -28.06%
   Investment Income Ratio **                     2.24%               0.00%                 0.69%                 0.00%
   Ratio of Expenses ***                          1.50%               1.50%                 1.50%                 1.50%

Period ended December 31, 2000

   Unit Value                                       n/a          $ 9.713544           $ 10.243384           $ 10.244286
   Net Assets (in thousands)                        n/a                $ 18                  $ 15                   $ 7
   Units Outstanding (in thousands)                 n/a                   2                     1                     1
   Total Return *                                   n/a              -2.86%                 2.43%                 2.44%
   Investment Income Ratio **                       n/a               0.00%                 0.00%                 0.00%
   Ratio of Expenses ***                            n/a               1.50%                 1.50%                 1.50%


                                                                S&P/                 S&P/
                                        Putnam/JNL         JNL Aggressive      JNL Conservative        S&P/JNL
                                       Value Equity            Growth               Growth          Equity Growth
                                       Portfolio (b)      Portfolio II (i)     Portfolio II (a)    Portfolio II (g)
----------------------------------------------------------------------------------------------------------------------
Period ended December 31, 2002

   Unit Value                                $ 7.513889          $ 7.679621           $ 7.478129         $ 7.278034
   Net Assets (in thousands)                      $ 134                $ 30                $ 753               $ 51
   Units Outstanding (in thousands)                  18                   4                  101                  7
   Total Return *                               -21.06%             -23.20%              -14.04%            -27.18%
   Investment Income Ratio **                     1.07%               2.83%                1.91%              0.20%
   Ratio of Expenses ***                          1.50%               1.50%                1.50%              1.50%

Period ended December 31, 2001

   Unit Value                                $ 9.518277                 n/a           $ 8.699543         $ 9.994939
   Net Assets (in thousands)                      $ 166                 n/a                $ 990               $ 73
   Units Outstanding (in thousands)                  17                 n/a                  114                  7
   Total Return *                                -7.72%                 n/a               -8.39%             -0.05%
   Investment Income Ratio **                     0.91%                 n/a                1.91%              2.42%
   Ratio of Expenses ***                          1.50%                 n/a                1.50%              1.50%

Period ended December 31, 2000

   Unit Value                               $ 10.314906                 n/a           $ 9.496748                n/a
   Net Assets (in thousands)                       $ 52                 n/a                $ 137                n/a
   Units Outstanding (in thousands)                   5                 n/a                   14                n/a
   Total Return *                                 3.15%                 n/a               -5.03%                n/a
   Investment Income Ratio **                     0.00%                 n/a                0.00%                n/a
   Ratio of Expenses ***                          1.50%                 n/a                1.50%                n/a


                                                            Salomon
                                         S&P/JNL            Brothers/
                                     Moderate Growth       JNL Balanced
                                    Portfolio II (h)      Portfolio (c)
---------------------------------------------------------------------------
Period ended December 31, 2002

   Unit Value                              $ 7.647365           $ 9.172871
   Net Assets (in thousands)                      $ -                 $ 92
   Units Outstanding (in thousands)                 -                   10
   Total Return *                             -16.77%               -8.66%
   Investment Income Ratio **                   0.00%                0.00%
   Ratio of Expenses ***                        1.50%                1.50%

Period ended December 31, 2001

   Unit Value                              $ 9.188458          $ 10.042777
   Net Assets (in thousands)                     $ 77                $ 133
   Units Outstanding (in thousands)                 8                   13
   Total Return *                              -8.12%               -2.01%
   Investment Income Ratio **                   3.45%                2.57%
   Ratio of Expenses ***                        1.50%                1.50%

Period ended December 31, 2000

   Unit Value                                     n/a          $ 10.248299
   Net Assets (in thousands)                      n/a                  $ -
   Units Outstanding (in thousands)               n/a                    -
   Total Return *                                 n/a                2.48%
   Investment Income Ratio **                     n/a                0.00%
   Ratio of Expenses ***                          n/a                1.50%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 3, 2000.

(b)  Commencement of operations November 17, 2000.

(c)  Commencement of operations November 27, 2000.

(d)  Commencement of operations December 14, 2000.

(e)  Commencement of operations December 19, 2000.

(f)  Commencement of operations February 12, 2001.

(g)  Commencement of operations March 28, 2001.

(h)  Commencement of operations June 7, 2001.

(i)  Commencement of operations January 7, 2002.

JNLNY SEPARATE ACCOUNT II
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS



                                       T. Rowe
                                      Price/JNL
                                    Mid-Cap Growth
                                     Portfolio (a)
-----------------------------------------------------
Period ended December 31, 2002

   Unit Value                             $ 7.691858
   Net Assets (in thousands)                     $ 8
   Units Outstanding (in thousands)                1
   Total Return *                            -23.09%
   Investment Income Ratio **                  0.00%
   Ratio of Expenses ***                       1.50%

Period ended December 31, 2001

   Unit Value                            $ 10.001252
   Net Assets (in thousands)                     $ 9
   Units Outstanding (in thousands)                1
   Total Return *                             -2.95%
   Investment Income Ratio **                  0.00%
   Ratio of Expenses ***                       1.50%

Period ended December 31, 2000

   Unit Value                            $ 10.305602
   Net Assets (in thousands)                     $ 9
   Units Outstanding (in thousands)                1
   Total Return *                              3.06%
   Investment Income Ratio **                  0.00%
   Ratio of Expenses ***                       1.50%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations December 14, 2000.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New
    York and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account II, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account II as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
February 14, 2003

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------




Independent Auditors' Report                                                  1



Balance Sheets                                                                2



Income Statements                                                             3



Statements of Stockholder's Equity and Comprehensive Income                   4



Statements of Cash Flows                                                      5



Notes to Financial Statements                                                 6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP


Detroit, Michgan
January 31, 2003

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS

-------------------------------------------------------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
ASSETS                                                                          2002                  2001
                                                                         --------------------   ------------------
   Investments:
     Cash and short-term investments                                        $   99,728,648         $ 40,705,483
     Fixed maturities, available for sale, at fair value (amortized
         cost: 2002, $1,147,923,462; 2001, $524,094,302)                     1,203,891,512          532,825,057
     Equities, at market value (cost 2002, $138,950; 2001, $0)                      10,141                 -
                                                                         --------------------   ------------------

         Total investments                                                   1,303,630,301          573,530,540

   Accrued investment income                                                    16,890,300            8,429,288
   Deferred acquisition costs                                                   70,525,246           48,481,027
   Furniture and equipment                                                          39,158              124,709
   Receivable for securities sold                                                       -             3,725,713
   Reinsurance recoverable                                                         834,002              670,714
   Receivable from parent                                                           35,972                 -
   Other assets                                                                     82,420              230,962
   Variable annuity assets                                                     133,034,499          145,756,120
                                                                         --------------------   ------------------

         Total assets                                                       $1,525,071,898         $780,949,073
                                                                         ====================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                               $    2,219,405         $    851,964
          Deposits on investment contracts                                   1,177,882,863          530,415,507
     Securities lending payable                                                 37,871,675            9,546,098
     Deferred income taxes                                                      12,271,851           10,241,644
     General expenses payable                                                    1,976,957              807,826
     Income taxes payable to Parent                                              1,336,742                 -
     Payable to parent                                                                -                 119,736
     Other liabilities                                                           4,514,680            7,162,244
     Variable annuity liabilities                                              133,034,499          145,756,120
                                                                         --------------------   ------------------

         Total liabilities                                                   1,371,108,672          704,901,139
                                                                         --------------------   ------------------

     STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                141,000,000           71,000,000
     Accumulated other comprehensive income                                     15,408,683            2,956,871
     Retained earnings (deficit)                                                (4,445,457)              91,063
                                                                         --------------------   ------------------

         Total stockholder's equity                                            153,963,226           76,047,934
                                                                         --------------------   ------------------


         Total liabilities and stockholder's equity                         $1,525,071,898         $780,949,073
                                                                         ====================   ==================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENTS



                                                                             YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------------------------
                                                                  2002                  2001                 2000
                                                           --------------------   ------------------   ------------------
REVENUES
   Premiums                                                   $     148,001         $    141,888         $     66,831

   Net investment income                                         55,456,981           24,732,424           11,357,097

   Net realized investment losses                               (15,160,945)            (778,921)            (575,659)


   Fee income:
      Mortality charges                                             117,124               75,486               31,699
      Expense charges                                               160,257               59,263               50,777
      Surrender charges                                           1,012,441              808,999              198,773
      Variable annuity fees                                       2,070,674            1,988,930            1,770,851
                                                           --------------------   ------------------   ------------------
      Total fee income                                            3,360,496            2,932,678            2,052,100

   Other income                                                     105,857              140,966              221,170
                                                           --------------------   ------------------   ------------------

      Total revenues                                             43,910,390           27,169,035           13,121,539
                                                           --------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Death benefits                                                    75,000                 -                  50,000
   Interest credited on deposit liabilities                      46,903,828           20,818,446           10,260,176
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                  1,200,707              217,444              (41,974)
   Other policyholder benefits                                    4,691,175            2,738,415                6,299
   Commissions                                                   41,271,966           24,879,503           15,538,783
   General and administrative expenses                            5,091,694            2,970,563            2,274,318
   Taxes, licenses and fees                                       1,651,412              612,519              622,677
   Deferral of policy acquisition costs                         (52,206,939)         (29,494,785)         (17,134,000)
   Amortization of acquisition costs:
     Attributable to operations                                   6,380,867            1,533,929            3,035,698
     Attributable to net realized investment losses              (4,170,000)            (148,000)            (172,698)
                                                           --------------------   ------------------   ------------------

     Total benefits and expenses                                 50,889,710           24,128,034           14,439,279
                                                           --------------------   ------------------   ------------------

     Pretax income (loss)                                        (6,979,320)           3,041,001           (1,317,740)


   Income tax expense (benefit)                                  (2,442,800)           1,064,500             (461,200)
                                                           --------------------   ------------------   ------------------


      NET INCOME (LOSS)                                       $  (4,536,520)        $  1,976,501         $   (856,540)
                                                           ====================   ==================   ==================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

------------------------------------------------------------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                 2001                2000
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                       $  2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                 71,000,000           31,000,000           16,000,000
   Capital contribution                                           70,000,000           40,000,000           15,000,000
                                                              -----------------   ------------------  -------------------
End of year                                                      141,000,000           71,000,000           31,000,000
                                                              -----------------   ------------------  -------------------


ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                  2,956,871            1,520,927             (436,762)
   Net unrealized gain on investments, net of tax
     of $6,704,822 in 2002; $773,229 in 2001 and
     $1,054,185 in 2000                                           12,451,812            1,435,944            1,957,689
                                                              -----------------   ------------------  -------------------
End of year                                                       15,408,683            2,956,871            1,520,927
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                     91,063           (1,885,438)          (1,028,898)

   Net income (loss)                                              (4,536,520)           1,976,501             (856,540)

End of year                                                   -----------------   ------------------  -------------------
                                                                  (4,445,457)              91,063           (1,885,438)
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $153,963,226         $ 76,047,934         $ 32,635,489
                                                              =================   ==================  ===================




                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                   2002                 2001                2000
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME
Net income (loss)                                               $ (4,536,520)        $  1,976,501        $    (856,540)

   Net unrealized holding gains arising during the
     period, net of tax of $5,128,341 in 2002;
     $797,161 in 2001 and $993,512 in 2000                         9,524,062            1,480,389            1,845,010
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $1,576,481 in 2002,
      $(23,932) in 2001, and $60,673 in 2000                       2,927,750              (44,445)             112,679
                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME                                            $  7,915,292         $  3,412,445            1,101,149
                                                              =================   ==================  ===================



                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF CASH FLOWS

------------------------------------------------------------------------------------------------------------------------------------

                                                                              Years Ended December 31,
                                                                  2002                  2001                  2000
                                                            -------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                       $   (4,536,520)      $   1,976,501            $    (856,540)

      Adjustments to reconcile net income (loss) to
        net cash used in operating activities:
             Net realized investment losses                       15,160,945             778,921                  575,659
             Interest credited on deposit liabilities             46,903,828          20,818,446               10,260,176
             Amortization of premium (discount) on
               investments                                            66,646            (567,570)                (355,203)

             Deferred income taxes                                (5,036,440)          6,378,900                2,774,800

             Other charges                                         2,890,205             604,428                 (281,249)

             Change in:
               Accrued investment income                          (8,461,012)         (4,829,952)              (2,450,273)

               Deferred acquisition costs                        (49,996,072)        (28,108,856)             (14,271,000)

               Income taxes payable to Parent                      1,336,742               -                         -
               Other assets and liabilities, net                     433,554           2,204,811                 (694,953)
                                                            -------------------   -------------------   -------------------
      NET CASH USED IN OPERATING ACTIVITIES                       (1,238,124)           (744,371)              (5,298,583)
                                                            -------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                  45,738,819          20,657,499               24,203,072

      Purchases of:
             Fixed maturities available for sale                (681,208,969)       (354,709,195)            (145,874,948)
      Other investing activities                                  28,325,740          (7,453,902)              17,000,000
                                                            -------------------   -------------------   -------------------
      NET CASH USED IN INVESTING ACTIVITIES                     (607,144,410)        341,505,598)            (104,671,876)
                                                            -------------------   -------------------   -------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                            663,807,000         377,132,000              210,793,000
             Withdrawals                                         (49,298,436)        (27,799,260)             (10,970,879)

             Net transfers to separate accounts                  (17,102,865)        (34,013,388)             (91,859,436)

      Capital contribution from Parent                            70,000,000          40,000,000               15,000,000
                                                            -------------------   -------------------   -------------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                   667,405,699         355,319,352              122,962,685
                                                            -------------------   -------------------   -------------------
     NET INCREASE IN CASH AND SHORT-TERM
       INVESTMENTS                                                59,023,165          13,069,383               12,992,226

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                40,705,483          27,636,100               14,643,874
                                                            -------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $   99,728,648      $   40,705,483         $     27,636,100
                                                            ===================   ===================   ===================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred fixed annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. All fixed maturities are considered available for sale and are carried at fair value. Fixed maturities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equity securities are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $32.1 million and $4.2 million at December 31, 2002 and 2001, respectively, to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization of approximately $1.0 million to reflect the impairment. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $133.0 million and $145.8 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, is derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair value for deferred annuities is based on surrender value. The carrying value and fair value of such annuities approximated $1,134.1 million and $1,105.8 million, respectively, at December 31, 2002; and $525.9 million and $499.8 million, respectively, at December 31, 2001.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $121.5 million and $138.5 million at December 31, 2002 and 2001, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

 4.  INVESTMENTS (CONTINUED)

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $22.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                  INVESTMENT RATING                   PERCENT OF TOTAL
                  -----------------               -------------------------
                  AAA                                       5.8%
                  AA                                        4.2
                  A                                        35.0
                  BBB                                      51.5
                                                  -------------------------
                      Investment grade                     96.5
                                                  -------------------------
                  BB                                        3.0
                  B and below                               0.5
                                                  -------------------------
                      Below investment grade                3.5
                                                  -------------------------
                      Total fixed maturities              100.0%
                                                  -------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.1 million and $2.4 million, respectively, at December 31, 2002. The amortized cost and carrying value of the single fixed maturity security that was non-income producing for the 12 months preceding December 31, 2002 was $15,000. The Company had no investments in fixed maturities that were non-income producing for the 12 months preceding December 31, 2001.

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows:


                                                                     GROSS             GROSS            ESTIMATED
                                                AMORTIZED         UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2002                         COST               GAINS             LOSSES             VALUE
        --------------------------------    ------------------ ------------------ ----------------- ------------------
           U.S. Treasury securities           $      515,227      $      33,053     $        -       $       548,280
           Public utilities                       79,776,241          4,969,022         3,128,061         81,617,202
           Corporate securities                  887,745,509         57,150,497         6,769,491        938,126,515
           Mortgage-backed securities            179,886,485          4,408,464           695,434        183,599,515
                                            ------------------ ------------------ ----------------- ------------------
               Total                          $1,147,923,462      $  66,561,036     $  10,592,986    $ 1,203,891,512
                                            ================== ================== ================= ==================

                                                                     GROSS             GROSS            ESTIMATED
                                               AMORTIZED          UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2001                         COST               GAINS             LOSSES             VALUE
        --------------------------------   ------------------- ------------------ ----------------- ------------------
           U.S. Treasury securities           $    1,033,262      $       -         $      36,392    $       996,870
           Public utilities                       25,975,030            405,183           467,809         25,912,404
           Corporate securities                  441,464,091         13,041,015         4,301,354        450,203,752
           Mortgage-backed securities             55,621,919            720,442           630,330         55,712,031
                                           ------------------- ------------------ ----------------- ------------------
               Total                          $  524,094,302      $  14,166,640     $   5,435,885    $   532,825,057
                                           =================== ================== ================= ==================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                   AMORTIZED         ESTIMATED
                                                                     COST            FAIR VALUE
                                                               ------------------ -----------------
     Due in 1 year or less                                      $    23,941,897   $    24,392,694
     Due after 1 year through 5 years                               281,370,567       291,638,725
     Due after 5 years through 10 years                             618,865,161       658,834,420
     Due after 10 years through 20 years                             39,747,382        40,964,360
     Due after 20 years                                               4,111,970         4,461,798
     Mortgage-backed securities                                     179,886,485       183,599,515
                                                               ------------------ -----------------
        Total                                                   $ 1,147,923,462   $ 1,203,891,512
                                                               ================== =================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $548,280 and $797,496 were on deposit with the State of New York at December 31, 2002 and 2001, respectively, as required by state insurance law.

     Gross unrealized losses pertaining to equity securities totaled $128,809 at December 31, 2002.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $36.8 million and $9.4 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $37.9 million and $9.5 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2002, 2001 and 2000 is related to earnings on short-term investments and fixed maturity securities. Investment expenses totaled $322,886, $130,988 and $58,391 in 2002, 2001 and 2000,
     respectively.

     Net realized investment losses are as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------
    Sales of fixed maturities:
         Gross gains                                           $    295,545           $  423,480            $  23,880

         Gross losses                                            (3,089,649)            (702,532)            (599,539)
    Impairment losses                                           (12,366,841)            (499,869)                 -
                                                             ------------------     ----------------     ----------------
    Total                                                      $ (15,160,945)         $ (778,921)         $  (575,659)
                                                             ==================     ================     ================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------
    Direct premiums                                               $    552,874          $   557,812          $   467,229
    Ceded premiums                                                     404,873              415,924              400,398
                                                             ------------------     ----------------     ----------------
          Net premiums                                            $    148,001          $   141,888          $    66,831
                                                             ==================     ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                                          DECEMBER 31,
                                                                   2002                  2001
                                                             ------------------     ----------------
     Ceded reserves                                               $    825,309          $   664,368
     Ceded - other                                                       8,693                6,346
                                                             ------------------     ----------------
            Total                                                 $    834,002          $   670,714
                                                             ==================     ================

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------

     Current tax expense (benefit)                             $   2,593,640         $ (5,314,400)        $  (3,236,000)
     Deferred tax expense (benefit)                               (5,036,440)           6,378,900             2,774,800
                                                             ------------------     ----------------     ----------------

     Provision for income taxes                                $  (2,442,800)        $  1,064,500         $    (461,200)
                                                             ==================     ================     ================

     The provisions for 2002, 2001 and 2000 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $650,245,  $(5,326,328) and $(1,718,428)  were paid to (recovered from) JNL in 2002, 2001 and 2000, respectively.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:

                                                                                           DECEMBER 31,
                                                                                    2002                  2001
                                                                             -------------------    ------------------
         GROSS DEFERRED TAX ASSET
         Policy reserves and other insurance items                             $    22,133,054      $     7,428,796
         Other, net                                                                    485,402               57,149
                                                                             -------------------    ------------------
         Total gross deferred tax asset                                             22,618,456            7,485,945
                                                                             -------------------    ------------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                (19,740,786)         (14,278,034)
         Net unrealized gains on available for sale securities                     (15,134,061)          (3,055,764)
         Other, net                                                                    (15,460)            (393,791)
                                                                             -------------------    ------------------
         Total gross deferred tax liability                                        (34,890,307)         (17,727,589)
                                                                             -------------------    ------------------

         NET DEFERRED TAX LIABILITY                                            $   (12,271,851)     $   (10,241,644)
                                                                             ===================    ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

8.   CONTINGENCIES

     The  Company  is not  involved  in  litigation  that  would have a material
     adverse  affect  on  the  Company's   financial  condition  or  results  of
     operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2002, 2001 or 2000. The Company received capital contributions of $70.0 million, $40.0 million and $15.0 million in 2002, 2001 and 2000, respectively.

     Statutory capital and surplus of the Company was $95,968,986 and $45,610,553 at December 31, 2002 and 2001, respectively. Statutory net loss of the Company was $18,195,906, $13,640,090, and $5,995,915 in 2002, 2001
     and 2000, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2002 and 2001 that are significantly above the regulatory action levels.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

     Effective January 1, 2001, the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, Codification of Statutory Accounting Principles became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in an immaterial impact on capital and surplus.

     Effective December 31, 2002, the Insurance Department of the State of New York adopted accounting guidance permitting the reporting of certain deferred tax assets. The implementation of the revised guidance on December 31, 2002 resulted in an increase to statutory capital and surplus of $2,458,000.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $20,800, $101,951, and $109,610 in 2002, 2001 and 2000, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2002 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $317,854, $128,988 and $56,558 to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     The Company has a service  agreement with its parent,  JNL, under which JNL
     provides  certain   administrative   services.   Administrative  fees  were
     $3,511,630, $1,126,699, and $801,145 in 2002, 2001 and 2000, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              1) Financial statements and schedules included in Part A:

              Condensed Financial Information

         (2)Financial statements and schedules included in Part B:

              JNLNY Separate Account II

                  Report of Independent Accountants at December 31, 2001 Statement of Assets and Liabilities at December 31, 2001 Statement of Operations at December 31, 2001
                        Statements of Changes in Net Assets for the period at
                     December 31, 2001
                        Notes  to Financial Statements


              Jackson National Life Insurance Company of New York

                        Report of Independent Accountants at December 31, 2001
                  Balance Sheet for the years  ended  December  31, 2001 and
                    2000
                  Income Statement for the years ended December 31, 2001, 2000 and 1999
                  Statement of Stockholder's Equity and Comprehensive Income for
                    the years ended December 31, 2001, 2000 and 1999
                  Statement of Cash Flows for the years ended  December  31,
                    2001,  2000 and 1999
                  Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.               Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

2.   Not Applicable

3. Form of General Distributor Agreement, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

4.a. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

4.b. Form of the  Perspective  Advisors  Fixed  and  Variable  Annuity  Contract
     (Unisex Tables), incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

4.c. Form of the Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 electronically filed on October 10, 2001.

4.d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 electronically filed on October 10, 2001.

4.e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 electronically filed on April 30, 2002.

4.f. Form of Guaranteed Options Endorsement, attached hereto.

5. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 electronically filed on December 21, 1999.

5.a. Form of the Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 electronically filed on October 10, 2001.

6.a. Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Form N-4 electronically filed on September 10, 1999.

b. Bylaws of Depositor, incorporated by reference to Registrant's Form N-4 electronically filed on September 10, 1999.

7.   Not Applicable

8.   Not Applicable

9.   Opinion and consent of counsel, attached hereto.

10.  Consent of independent auditors (KPMG), attached hereto.

11.  Not Applicable

12.  Not Applicable

13. Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 4 electronically filed on April 30, 2002.

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Richard Ash                        Appointed Actuary and
         1 Corporate Way                    Vice President - Actuarial
         Lansing, MI 48951

         John B. Banez                      Vice President - Systems and
         1 Corporate Way                    Programming
         Lansing, MI 48951

         James P. Binder, CPA               Vice President - Finance and
         1 Corporate Way                    Corporate Strategy
         Lansing, MI 48951

         Douglas Campbell                   Vice President - Illustration
         1 Corporate Way                    Officer
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President - Policy
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration -
         1 Corporate Way                    Customer Service Center
         Lansing, MI 48951

         James B. Croom                     Vice President & Deputy General
         1 Corporate Way                    Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President - Systems Application
         1 Corporate Way                    Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President -
         1 Corporate Way                    Chief Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Vice President & Controller -
         1 Corporate Way                    Financial Operations
         Lansing, MI 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         James G. Golembiewski              Vice President, Senior Counsel,
         1 Corporate Way                    Assistant Secretary & Director
         Lansing, MI  48951

         Rhonda K. Grant                    Vice President - Government & Public
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Lou E. Hensley                     Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Chairman of the Board

         Stephen A. Hrapkiewisicz           Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI  48951

         Clifford Jack                      Executive Vice President & Chief
         1 Corporate Way                    Distribution Officer
         Lansing, Mi 48951

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way
         Lansing, MI 48951

         Herbert G. May III                 Chief Administrative Officer
         HQ Global                          & Director
         890 Winter St
         Suite 150
         Waltham, MA 02451-1449

         Thomas J. Meyer                    Senior Vice President, General
         1 Corporate Way                    Counsel & Secretary
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund Accounting
         225 West Wacker Drive              & Administration
         Suite 1200
         Chicago, IL  60606

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group & Director
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, MI 48951

         Scott L. Stoltz                    Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, MI 48951

         Michael A. Wells                   Chief Operations Officer
         1 Corporate Way
         Lansing, MI 48951


Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.


                                                                   Control/                     Principal
Company                      State of Organization                 Ownership                    Business

Alaiedon, LLC                   Michigan                     100% Hermitage Management
                                                             LLC

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                             Two Limited, 10%
                                                             Prudential Three Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

IPM Products Group              Delaware                     100% Jackson National Life   Auto Parts
                                                             Insurance Company

Jackson Federal Bank            USA                          100% JNL Thrift Holdings,    Savings & Loan
                                                             Inc.

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National Life   Life Insurance
(Bermuda) Ltd.                                               Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/ Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of  New York                               Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Thrift Holdings, Inc.       Michigan                     100% Jackson National Life   Holding Company
                                                             Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Co., LLC     Delaware                     50% Jackson National Life    Adhesives
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential Atlantic             Ireland                      100% Prudential              Reinsurance
Reinsurance Company                                          Corporation Holdings
                                                             Limited

Prudential Corporation          United Kingdom               100% Prudential              Holding Company Activities
Holdings Limited                                             Corporation plc

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential              Holding Company Activities
                                                             Corporation Holdings
                                                             Limited

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.

Item 27. Number of Contract Owners as of March 11, 2003.

                  Qualified - 30
                  Non-qualified - 129

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account II. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account
     - I, the Jackson National Separate Account III, the Jackson National Separate Account V and the JNLNY Separate Account I.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Clark Manning                      Director
1 Corporate Way
Lansing, Michigan 48951

Andrew B. Hopping                  Director
1 Corporate Way
Lansing, Michigan 48951

Clifford J. Jack                   President and Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pam Aurbach                        Vice President - National Sales Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Kendall Best                       Vice President - Strategic Relations
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Sean P. Blowers                    Vice President - Thrift Products
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

William Britt                      Vice President - Market Planning and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Barry L. Bulakites                 Senior Vice President - National Sales
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, Georgia 30339-2120

Doug Campbell                      Senior Vice President and National Sales
401 Wilshire Blvd.                 Director
Suite 1200
Santa Monica, California 90401

David Collett                      Chief Financial Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, Colorado 80237

Anthony L. Dowling                 Chief Compliance Officer & Assistant Vice
8055 E. Tufts Avenue               President
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, Colorado 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hull                        Vice President - Life Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, Colorado 80237

Nicholas Koutouras                 Vice President - Business Development
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

James Livingston                   Senior Vice President - Product Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Lisa Pedote                        Vice President - Finance
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Stephen Pene                       Vice President, Controller & Financial
401 Wilshire Boulevard             Operations
Suite 1200
Santa Monica, CA 90401

Christine A. Pierce-Tucker         Senior Vice President - JNLD Product
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, Georgia 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

James L. Simon                     Secretary
1 Corporate Way
Lansing, Michigan 48951

Greg Smith                         Senior Vice President - Project Management/
401 Wilshire Blvd.                 Business Solutions
Suite 1200
Santa Monica, California 90401

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Scott Yessner                      Senior Vice President - Strategic Initiatives
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

(c)

                            Compensation on
   Name of Principal         Discounts and           Redemption or
      Underwriter             Commissions            Annuitization       Brokerage Commissions        Compensation

Jackson National Life        Not Applicable          Not Applicable          Not Applicable          Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

  Jackson National Life Insurance Company of New York
  2900 Westchester Avenue
  Purchase, New York  10577

  Jackson National Life Insurance Company of New York
  Annuity Service Center
  8055 East Tufts Ave., Second Floor
  Denver, Colorado  80237

  Jackson National Life Insurance Company of New York
  Institutional Marketing Group Service Center
  1 Corporate Way
  Lansing, Michigan  48951

  Jackson National Life Insurance Company of New York
  225 West Wacker Drive, Suite 1200
  Chicago, IL  60606

Item 31. Management Services

  Not Applicable

Item 32. Undertakings and Representations

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 moths old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

     (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2003.

                  JNLNY Separate Account II
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
Clark P. Manning, President and                               Date
Chief Executive Officer


/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director


/s/ Thomas J. Meyer                        *                  April 30, 2003
---------------------------------------------                 ------------------
Herbert G. May III                                            Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                        *                  April 30, 2003
---------------------------------------------                 ------------------
Bradley J. Powell                                             Date
Vice President - IMG and Director


/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
James G. Golembiewski                                         Date
Director

/s/ Thomas J. Meyer                                           April 30, 2003
--------------------------------------------                  ------------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
Donald B. Henderson, Jr.                                      Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
Henry J. Jacoby                                               Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
David C. Porteous                                             Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2003
--------------------------------------------                  ------------------
Donald T. DeCarlo                                             Date
Director


* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account II (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 6th day of January 2003.

/s/ Andrew B. Hopping
----------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
----------------------------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
----------------------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ James G. Golembiewski
----------------------------------
James G. Golembiewski
Vice President, Associate General Counsel and Director

/s/ Thomas J. Meyer
----------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
----------------------------------
Donald B. Henderson, Jr.
Director

/s/ Henry J. Jacoby
----------------------------------
Henry J. Jacoby
Director

/s/ David L. Porteous
----------------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
----------------------------------
Donald T. DeCarlo
Director

                                  EXHIBIT LIST
Exhibit
No.      Description

4.f.     Form of Guaranteed Options Endorsement, attached hereto as EX-99.4.f.

9.       Opinion and Consent of Counsel, attached hereto as EX-99.9.

10.      Consent of Independent Accountants, attached hereto as EX-99.10.